UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC 800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2012 – JUNE 30, 2012

             (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2012

Managers AMG Chicago Equity Partners Mid-Cap Fund

Managers AMG Chicago Equity Partners Balanced Fund

Managers High Yield Fund

Managers Fixed Income Fund

Managers Funds

Semi-Annual Report — June 30, 2012 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	6

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers AMG Chicago Equity Partners Mid-Cap Fund	8

Managers AMG Chicago Equity Partners Balanced Fund	12

Managers High Yield Fund	19

Managers Fixed Income Fund	31

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	40

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	43
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	45
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	46
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	48
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	56

NOTES TO FINANCIAL STATEMENTS	57
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	64

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2012	Expense Ratio for the Period	Beginning Account Value 01/01/2012	Ending Account Value 06/30/2012	Expenses Paid During the Period*
Managers AMG Chicago Equity Partners Mid-Cap Fund

Class A
Based on Actual Fund Return	1.20%	$1,000	$1,061	$6.36
Hypothetical (5% return before expenses)	1.20%	$1,000	$1,019	$6.22

Class C
Based on Actual Fund Return	1.95%	$1,000	$1,058	$10.18
Hypothetical (5% return before expenses)	1.95%	$1,000	$1,015	$9.97

Institutional Class
Based on Actual Fund Return	0.97%	$1,000	$1,048	$5.04
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.97
Managers AMG Chicago Equity Partners Balanced Fund
Class A
Based on Actual Fund Return	1.24%	$1,000	$1,059	$6.40
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.27

Class C
Based on Actual Fund Return	1.99%	$1,000	$1,055	$10.22
Hypothetical (5% return before expenses)	1.99%	$1,000	$1,015	$10.02

Institutional Class
Based on Actual Fund Return	0.99%	$1,000	$1,045	$5.08
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$5.02
Managers High Yield Fund
Class A
Based on Actual Fund Return	1.15%	$1,000	$1,073	$5.93
Hypothetical (5% return before expenses)	1.15%	$1,000	$1,019	$5.77

Class C
Based on Actual Fund Return	1.90%	$1,000	$1,069	$9.77
Hypothetical (5% return before expenses)	1.90%	$1,000	$1,015	$9.52

Institutional Class
Based on Actual Fund Return	0.90%	$1,000	$1,074	$4.64
Hypothetical (5% return before expenses)	0.90%	$1,000	$1,020	$4.52

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2012	Expense Ratio for the Period	Beginning Account Value 01/01/2012	Ending Account Value 06/30/2012	Expenses Paid During the Period*
Managers Fixed Income Fund
Class A
Based on Actual Fund Return	0.84%	$1,000	$1,050	$4.28
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.22

Class B1
Based on Actual Fund Return	1.59%	$1,000	$1,046	$8.09
Hypothetical (5% return before expenses)	1.59%	$1,000	$1,017	$7.97

Class C
Based on Actual Fund Return	1.59%	$1,000	$1,046	$8.09
Hypothetical (5% return before expenses)	1.59%	$1,000	$1,017	$7.97

Institutional Class
Based on Actual Fund Return	0.59%	$1,000	$1,052	$3.01
Hypothetical (5% return before expenses)	0.59%	$1,000	$1,022	$2.97

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.
[1]	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.

Fund Performance

Periods ended June 30, 2012 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods.

Average Annual Total Returns[1]		Six Months*	One Year	Five Years	Ten Years
Managers AMG Chicago Equity Partners Mid-Cap Fund[2,3]
Class A	No Load	6.14%	(5.20)%	(0.19)%	6.49%
Class A	With Load	0.07%	(10.66)%	(1.36)%	5.86%
Class C	No Load	5.77%	(5.90)%	(1.05)%	5.72%
Class C	With Load	4.77%	(6.84)%	(1.05)%	5.72%
Institutional Class	No Load	5.43%	(5.74)%	(0.22)%	6.69%
Russell Midcap® Index[4]		7.97%	(1.65)%	1.06%	8.45%
Managers AMG Chicago Equity Partners Balanced Fund[2,5,6,7]
Class A	No Load	5.90%	5.46%	4.17%	6.88%
Class A	With Load	(0.22)%	(0.58)%	2.94%	6.25%
Class C	No Load	5.49%	4.67%	3.42%	6.17%
Class C	With Load	4.49%	3.67%	3.42%	6.17%
Institutional Class	No Load	6.05%	5.77%	4.45%	7.23%
60% Russell 1000® Index/40% Barclays U.S. Aggregate Index[8]		6.67%	6.48%	3.93%	6.38%
Managers High Yield Fund[2,9,10]
Class A	No Load	7.27%	7.69%	6.54%	9.49%
Class A	With Load	2.76%	3.17%	5.62%	9.01%
Class C	No Load	6.92%	7.00%	5.68%	8.71%
Class C	With Load	5.92%	6.00%	5.68%	8.71%
Institutional Class	No Load	7.37%	7.95%	6.86%	9.87%
Barclays U.S. Corporate High Yield Bond Index[11]		7.27%	7.27%	8.45%	10.16%
Managers Fixed Income Fund[2,12,13,14,15]
Class A	No Load	4.99%	5.21%	6.80%	6.49%
Class A	With Load	0.52%	0.73%	5.88%	6.03%
Class B	No Load	4.61%	4.51%	6.01%	5.77%
Class B	With Load	(0.39)%	(0.44)%	5.69%	5.77%
Class C	No Load	4.60%	4.42%	5.99%	5.76%
Class C	With Load	3.60%	3.43%	5.99%	5.76%
Institutional Class	No Load	5.20%	5.57%	7.08%	6.83%
Barclays U.S. Aggregate Bond Index[16]		2.37%	7.47%	6.79%	5.63%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A, as well as the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1.00% CDSC.

Fund Performance

Periods ended June 30, 2012 (continued)

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2012. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on limited number of products.

[4]

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, with represent approximately 25 percent of the total market capitalization of the Russell 1000® Index. Unlike the Fund, the Russell Midcap® Index is unmanaged, is not available for investment, and does not incur expenses.

[5]

Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall. The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Investments in foreign securities, even though publicly traded in the United States, may involve risks with are in addition to those inherent in domestic investments.

[6]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[7]

The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.

[8]	The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. Market. The Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Indices are unmanaged, are not available for investment, and do not incur expenses.
[9]

Fixed income funds are subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[10]

The Fund holds securities in which the issuer of the security may default or otherwise be unable to honor a financial obligation. The Fund holds securities rated below investment grade that are especially susceptible to this risk. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[11]

The Barclays U.S. Corporate High Yield Bond Index is a total return performance benchmark for fixed income securities having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service, Inc.). Unlike the Fund, the Barclays U.S. Corporate High Yield Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[12]	Fixed income funds are subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[13]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[14]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[15]	Market risk associated with equity securities may become more pronounced for the Fund.
[16]

The Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade, fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Midcap® Index and the Russell 1000® Index are registered trademarks of Russell Investments. Russell® is a registered trademark of Russell Investments.

Funds are distributed by Managers Distributors, Inc., a member of FINRA.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Industry	Managers AMG CEP Mid-Cap Fund**	Russell Midcap® Index
Financials	21.7%	7.2%
Industrials	16.2%	15.1%
Consumer Discretionary	16.0%	24.6%
Information Technology	13.9%	17.5%
Health Care	11.0%	13.8%
Materials	6.3%	6.1%
Utilities	4.9%	0.7%
Energy	4.6%	5.0%
Consumer Staples	3.2%	8.3%
Telecommunication Services	0.5%	1.7%
Other Assets and Liabilities	1.7%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
PetSmart, Inc.*	2.3%
National Retail Properties, Inc.*	2.0
Hubbell, Inc., Class B	1.8
Henry Schein, Inc.	1.8
Cadence Design Systems, Inc.*	1.6
Lincoln Electric Holdings, Inc.	1.5
Polaris Industries, Inc.	1.5
NiSource, Inc.	1.5
Domtar Corp.*	1.4
PNM Resources, Inc.	1.4

Top Ten as a Group	16.8%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 16.0%
American Eagle Outfitters, Inc.	4,800	$94,704
Carter’s, Inc.*	3,400	178,840
Cinemark Holdings, Inc.	1,200	27,420
Dana Holding Corp.	4,900	62,769
Dillard’s, Inc., Class A	1,800	114,624
DR Horton, Inc.	5,400	99,252
Expedia, Inc.	2,400	115,368
Foot Locker, Inc.	3,000	91,740
Garmin, Ltd.[1]	2,300	88,067
HSN, Inc.	2,300	92,805
Interpublic Group of Cos., Inc., The	2,200	23,870
ITT Educational Services, Inc.*,1	1,000	60,750
Jarden Corp.	1,400	58,828
New York Times Co., The, Class A*	8,100	63,180
PetSmart, Inc.	4,500	306,810
Polaris Industries, Inc.	2,800	200,144
PulteGroup, Inc.*	10,500	112,350
Tractor Supply Co.	800	66,448
TRW Automotive Holdings Corp.*	2,000	73,520
Tupperware Brands Corp.	600	32,856
Whirlpool Corp.	1,300	79,508
Wyndham Worldwide Corp.	1,600	84,384
Total Consumer Discretionary		2,128,237
Consumer Staples - 3.2%
Dean Foods Co.*	10,200	173,706
Herbalife, Ltd.	1,200	57,996
Hormel Foods Corp.	3,100	94,302
Ingredion, Inc.	400	19,808
Nu Skin Enterprises, Inc., Class A	1,400	65,660
Tyson Foods, Inc., Class A	1,100	20,713
Total Consumer Staples		432,185
Energy - 4.6%
Energen Corp.	900	40,617
Energy XXI Bermuda, Ltd.	2,300	71,967
Helix Energy Solutions Group, Inc.*	8,900	146,049
McDermott International, Inc.*	5,600	62,384
Nabors Industries, Ltd.*	2,000	28,800
Northern Oil and Gas, Inc.*	1,800	28,692
Oceaneering International, Inc.	900	43,074
Plains Exploration & Production Co.*	1,200	42,216
Tesoro Corp.*	3,000	74,880

	Shares	Value
Unit Corp.*	2,000	$73,780
Total Energy		612,459
Financials - 21.7%
American Campus Communities, Inc.	1,900	85,462
American Capital Agency Corp.	3,500	117,635
Associated Banc-Corp	2,200	29,018
Assurant, Inc.	3,800	132,392
Cathay General Bancorp	3,600	59,436
CBL & Associates Properties, Inc.	4,700	91,838
Commerce Bancshares, Inc.	2,057	77,960
CommonWealth REIT	4,600	87,952
East West Bancorp, Inc.	4,300	100,878
Entertainment Properties Trust	2,600	106,886
Everest Re Group, Ltd.	1,425	147,473
Federal Realty Investment Trust	550	57,249
First American Financial Corp.	4,800	81,408
Hospitality Properties Trust	4,500	111,465
LaSalle Hotel Properties	3,000	87,420
Macerich Co., The	2,100	124,005
NASDAQ OMX Group, Inc., The	2,000	45,340
National Retail Properties, Inc.	9,600	271,584
Omega Healthcare Investors, Inc.	3,700	83,250
Post Properties, Inc.	1,800	88,110
ProAssurance Corp.	1,875	167,044
Raymond James Financial, Inc.	3,600	123,264
RenaissanceRe Holdings, Ltd.	900	68,409
SVB Financial Group*	2,600	152,672
Taubman Centers, Inc.	1,000	77,160
Trustmark Corp.	3,500	85,680
Waddell & Reed Financial, Inc., Class A	4,700	142,316
Webster Financial Corp.	1,200	25,992
White Mountains Insurance Group, Ltd.	100	52,175
Total Financials		2,881,473
Health Care - 11.0%
AMERIGROUP Corp.*	1,600	105,456
Charles River Laboratories International, Inc.*	3,000	98,280
Community Health Systems, Inc.*	3,000	84,090
Cooper Cos., Inc., The	800	63,808
Gen-Probe, Inc.*	600	49,320
Henry Schein, Inc.*	3,000	235,470
Hill-Rom Holdings, Inc.	2,500	77,125
Myriad Genetics, Inc.*	4,700	111,719
Omnicare, Inc.	3,000	93,690
Questcor Pharmaceuticals, Inc.*,1	1,700	90,508

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 11.0% (continued)
Regeneron Pharmaceuticals, Inc.*	300	$34,266
ResMed, Inc.*	5,100	159,120
United Therapeutics Corp.*	3,400	167,892
Vertex Pharmaceuticals, Inc.*	800	44,736
WellCare Health Plans, Inc.*	900	47,700
Total Health Care		1,463,180
Industrials - 16.2%
Alaska Air Group, Inc.*	3,000	107,700
Alliant Techsystems, Inc.	600	30,342
Brink’s Co., The	2,200	50,996
Chicago Bridge & Iron Co., NV	2,000	75,920
Cintas Corp.	3,400	131,274
Con-way, Inc.	2,700	97,497
Donaldson Co., Inc.	2,400	80,088
Equifax, Inc.	1,300	60,580
GATX Corp.	1,900	73,150
Hubbell, Inc., Class B	3,100	241,614
Huntington Ingalls Industries, Inc.*	1,500	60,360
ITT Corp.*	2,600	45,760
Landstar System, Inc.	3,100	160,332
Lincoln Electric Holdings, Inc.	4,600	201,434
Manpower, Inc.	1,000	36,650
Robert Half International, Inc.	2,800	79,996
Rollins, Inc.	2,500	55,925
Shaw Group, Inc., The*	3,400	92,854
Teledyne Technologies, Inc.*	900	55,485
Timken Co.	2,800	128,212
Trinity Industries, Inc.	4,300	107,414
URS Corp.	1,200	41,856
Valmont Industries, Inc.	1,150	139,116
Total Industrials		2,154,555
Information Technology - 13.9%
Advanced Micro Devices, Inc.*	11,300	64,749
Alliance Data Systems Corp.*	600	81,000
Anixter International, Inc.	1,300	68,965
AOL, Inc.*	2,700	75,816
Avnet, Inc.*	900	27,774
Cadence Design Systems, Inc.*	19,500	214,305
Convergys Corp.	8,900	131,453
Diebold, Inc.	2,900	107,039
IAC/InterActiveCorp	2,400	109,440
Ingram Micro, Inc., Class A*	1,200	20,964
Integrated Device Technology, Inc.*	3,300	18,546
Jabil Circuit, Inc.	2,600	52,858

	Shares	Value
Jack Henry & Associates, Inc.	1,400	$48,328
LSI Corp.*	18,000	114,660
Mentor Graphics Corp.*	2,400	36,000
MICROS Systems, Inc.*	1,400	71,680
NCR Corp.*	2,200	50,006
NeuStar, Inc., Class A*	1,100	36,740
Plantronics, Inc.	1,800	60,120
Silicon Laboratories, Inc.*	1,000	37,900
SolarWinds, Inc.*	900	39,204
Tech Data Corp.*	800	38,536
TIBCO Software, Inc.*	3,700	110,704
Total System Services, Inc.	6,000	143,580
Ubiquiti Networks, Inc.*,1	3,800	54,150
Ultimate Software Group, Inc.*	400	35,648
Total Information Technology		1,850,165
Materials - 6.3%
Ashland, Inc.	700	48,517
Cabot Corp.	1,100	44,770
Coeur d’Alene Mines Corp.*	1,600	28,096
Commercial Metals Co.	3,000	37,920
Cytec Industries, Inc.	2,300	134,872
Domtar Corp.	2,425	186,022
Huntsman Corp.	6,400	82,816
United States Steel Corp.[1]	2,600	53,560
Valspar Corp.	1,100	57,739
Worthington Industries, Inc.	8,100	165,807
Total Materials		840,119
Telecommunication Services - 0.5%
tw telecom, inc.*	2,700	69,282
Utilities - 4.9%
IDACORP, Inc.	2,600	109,408
NiSource, Inc.	7,800	193,050
NV Energy, Inc.	4,400	77,352
PNM Resources, Inc.	9,200	179,768
Vectren Corp.	2,900	85,608
Total Utilities		645,186
Total Common Stocks (cost $12,088,609)		13,076,841

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 4.3%[2]
BNY Mellon Overnight Government Fund, 0.18%[3]	330,347	$330,347
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	240,419	240,419
Total Other Investment Companies (cost $570,766)		570,766

Value
Total Investments - 102.6% (cost $12,659,375)	$13,647,607
Other Assets, less Liabilities - (2.6)%	(349,545)
Net Assets - 100.0%	$13,298,062

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Industry	Managers AMG CEP Balanced Fund**	60% Russell 1000® Index/ 40% Barclays U.S. Aggregate Bond Index
U.S. Government and Agency Obligations	36.0%	16.5%
Information Technology	11.9%	11.5%
Financials	9.3%	11.9%
Industrials	7.3%	11.1%
Health Care	7.0%	7.1%
Consumer Staples	6.8%	6.1%
Consumer Discretionary	6.1%	7.1%
Energy	5.7%	6.1%
Utilities	3.0%	3.2%
Materials	2.4%	2.3%
Telecommunication Services	1.7%	1.8%
Mortgage Backed Securities	0.0%	13.0%
Foreign Government Obligations	0.0%	2.2%
Asset Backed Securities	0.0%	0.1%
Other Assets and Liabilities	2.8%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
U.S. Treasury Notes, 2.625%, 08/15/20*	3.2%
U.S. Treasury Notes, 3.125%, 05/15/21*	3.0
Apple, Inc.*	2.5
FHLB, 5.000%, 11/17/17*	1.9
FHLMC, 4.500%, 11/01/39	1.7
Exxon Mobil Corp.	1.6
FHLMC, 3.750%, 03/27/19	1.6
Pfizer, Inc.	1.4
U.S. Treasury Bonds, 3.500%, 2/15/39*	1.4
General Electric Co.	1.3

Top Ten as a Group	19.6%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 59.2%
Consumer Discretionary - 6.1%
CBS Corp., Class B	7,450	$244,211
Coach, Inc.	2,300	134,504
Dillard’s, Inc., Class A	2,400	152,832
Expedia, Inc.	4,000	192,280
Garmin, Ltd.[1]	1,600	61,264
Harley-Davidson, Inc.	3,500	160,055
Polaris Industries, Inc.	3,800	271,624
Regal Entertainment Group, Class A1	9,500	130,720
Ross Stores, Inc.	3,100	193,657
Time Warner, Inc.	5,400	207,900
TJX Cos., Inc.	2,500	107,325
TRW Automotive Holdings Corp.*	5,150	189,314
Viacom, Inc., Class B	4,650	218,643
Total Consumer Discretionary		2,264,329
Consumer Staples - 6.8%
Archer-Daniels-Midland Co.	5,000	147,600
Coca-Cola Enterprises, Inc.	6,000	168,240
Colgate-Palmolive Co.	2,650	275,865
Costco Wholesale Corp.	2,200	209,000
Dean Foods Co.*	12,900	219,687
Herbalife, Ltd.	4,750	229,568
Kroger Co., The	8,750	202,912
Mead Johnson Nutrition Co.	1,850	148,943
Monster Beverage Corp.*	3,400	242,080
Philip Morris International, Inc.	4,800	418,848
Wal-Mart Stores, Inc.	3,700	257,964
Total Consumer Staples		2,520,707
Energy - 5.7%
Chevron Corp.	4,350	458,925
ConocoPhillips	4,300	240,284
Diamond Offshore Drilling, Inc.[1]	3,100	183,303
Exxon Mobil Corp.	7,045	602,841
National Oilwell Varco, Inc.	2,850	183,654
Phillips 66*	2,650	88,086
Plains Exploration & Production Co.*	2,700	94,986
Tesoro Corp.*	5,500	137,280
Valero Energy Corp.	6,000	144,900
Total Energy		2,134,259
Financials - 9.1%
Allstate Corp., The	4,800	168,432
American Capital Agency Corp.	5,400	181,494
BB&T Corp.	7,500	231,375

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.1% (continued)
Berkshire Hathaway, Inc., Class B*	1,600	$133,328
Discover Financial Services	6,600	228,228
Goldman Sachs Group, Inc., The	1,625	155,772
JPMorgan Chase & Co.	9,248	330,431
Protective Life Corp.	9,400	276,454
Public Storage	2,000	288,820
Regions Financial Corp.	22,500	151,875
Simon Property Group, Inc.	1,950	303,537
SLM Corp.	12,700	199,517
Travelers Cos., Inc., The	3,800	242,592
US Bancorp	7,200	231,552
Wells Fargo & Co.	7,400	247,456
Total Financials		3,370,863
Health Care - 7.0%
Abbott Laboratories	6,800	438,396
Aetna, Inc.	3,600	139,572
Agilent Technologies, Inc.	1,500	58,860
Amgen, Inc.	1,853	135,343
Bristol-Myers Squibb Co.	9,100	327,145
Cardinal Health, Inc.	1,400	58,800
Henry Schein, Inc.*	1,300	102,037
Humana, Inc.	2,325	180,048
Johnson & Johnson	6,750	456,030
Pfizer, Inc.	22,557	518,811
United Therapeutics Corp.*	3,800	187,644
Total Health Care		2,602,686
Industrials - 6.0%
Cummins, Inc.	3,900	377,949
Delta Air Lines, Inc.*	16,600	181,770
Fluor Corp.	1,100	54,274
General Electric Co.	23,850	497,034
Lincoln Electric Holdings, Inc.	3,500	153,265
Norfolk Southern Corp.	3,800	272,726
Northrop Grumman Corp.	5,100	325,329
Shaw Group, Inc., The*	2,100	57,351
United Technologies Corp.	1,300	98,189
WW Grainger, Inc.	1,070	204,627
Total Industrials		2,222,514
Information Technology - 11.9%
Accenture PLC, Class A	5,200	312,468
Apple, Inc.*	1,565	913,960
Automatic Data Processing, Inc.	3,525	196,201
Cadence Design Systems, Inc.*	19,200	211,008
Cisco Systems, Inc.	8,100	139,077

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 11.9% (continued)
F5 Networks, Inc.*	1,075	$107,027
Google, Inc., Class A*	370	214,626
Intel Corp.	7,400	197,210
International Business Machines Corp.	2,310	451,790
Jabil Circuit, Inc.	3,700	75,221
LSI Corp.*	14,400	91,728
Microsoft Corp.	15,750	481,792
Oracle Corp.	4,825	143,303
QUALCOMM, Inc.	3,000	167,040
Visa, Inc., Class A	3,425	423,433
Western Digital Corp.*	3,800	115,824
Xilinx, Inc.	5,100	171,207
Total Information Technology		4,412,915
Materials - 2.4%
Ball Corp.	3,700	151,885
CF Industries Holdings, Inc.	1,350	261,549
Nucor Corp.	5,100	193,290
PPG Industries, Inc.	2,575	273,259
Total Materials		879,983
Telecommunication Services - 1.7%
AT&T, Inc.	7,900	281,714
Verizon Communications, Inc.	7,700	342,188
Total Telecommunication Services		623,902
Utilities - 2.5%
Ameren Corp.	6,050	202,917
Consolidated Edison, Inc.	3,500	217,665
Duke Energy Corp.	12,100	279,026
NiSource, Inc.	8,850	219,038
Total Utilities		918,646
Total Common Stocks (cost $19,793,645)		21,950,804

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Corporate Bonds and Notes - 2.0%
Financials - 0.2%
American Express Co., 7.250%, 05/20/14	$40,000	$44,377
General Electric Capital Corp., MTN, Series A, 6.750%, 03/15/32	10,000	12,418
Total Financials		56,795
Industrials - 1.3%
Altria Group, Inc., 9.700%, 11/10/18	18,000	24,939
AT&T, Inc., 5.100%, 09/15/14	70,000	76,468
Coca-Cola Refreshments USA, Inc., 7.375%, 03/03/14	40,000	44,316
ConocoPhillips, 4.600%, 01/15/15	15,000	16,432
E.I. du Pont de Nemours & Co., 5.000%, 01/15/13	6,000	6,138
Honeywell International, Inc., 4.250%, 03/01/13	45,000	46,121
International Business Machines Corp.,
4.000%, 06/20/42	16,000	16,799
5.600%, 11/30/39	1,000	1,309
Kellogg Co., Series B, 7.450%, 04/01/31	15,000	20,603
McDonald’s Corp.,
Series MTN, 4.300%, 03/01/13	35,000	35,871
Series MTN, 6.300%, 10/15/37	15,000	21,081
PepsiCo, Inc., 2.500%, 05/10/16	35,000	36,778
Pfizer, Inc., 6.200%, 03/15/19	20,000	25,103
United Parcel Service, Inc., 6.200%, 01/15/38	20,000	27,588
Verizon Communications, Inc., 3.000%, 04/01/16	35,000	37,235
Wal-Mart Stores, Inc., 6.500%, 08/15/37	20,000	28,310
Wyeth LLC, 5.500%, 03/15/13	35,000	36,249
Total Industrials		501,340
Utilities - 0.5%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	15,000	21,646
Dominion Resources, Inc., 4.450%, 03/15/21	10,000	11,393
Duke Energy Corp., 3.550%, 09/15/21	20,000	21,233
Florida Power & Light Co., 4.850%, 02/01/13	40,000	40,996
Georgia Power Co., 5.400%, 06/01/40	15,000	17,992
TransCanada PipeLines, Ltd.,
3.800%, 10/01/20	20,000	22,058
4.875%, 01/15/15	40,000	43,713
Total Utilities		179,031
Total Corporate Bonds and Notes (cost $678,770)		737,166

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 36.0%
Federal Home Loan Banks - 3.8%
FHLB,
1.625%, 11/21/12	$290,000	$291,679
5.000%, 11/17/17	565,000	683,057
5.375%, 05/18/16	385,000	454,350
Total Federal Home Loan Banks		1,429,086
Federal Home Loan Mortgage Corporation - 6.9%
FHLMC,
2.500%, 05/27/16	460,000	491,209
3.500%, 03/01/42	223,084	234,363
3.750%, 03/27/19[1]	520,000	601,523
4.500%, 11/01/24 to 11/01/39	598,149	639,155
4.750%, 11/17/15	115,000	131,319
5.000%, 12/01/20	36,528	39,272
5.500%, 04/01/38	182,174	198,087
6.000%, 01/01/38 to 06/01/38	194,544	213,802
Total Federal Home Loan Mortgage Corporation		2,548,730
Federal National Mortgage Association - 15.5%
FNMA,
2.500%, 04/01/22	412,411	429,785
3.000%, 03/01/42	659,791	678,330
3.500%, 09/01/25 to 04/01/42	569,561	601,073
4.000%, 08/01/19 to 12/01/41	890,264	948,748
4.500%, 11/01/19 to 05/01/41	798,689	859,539
5.000%, 05/11/17 to 08/01/41	969,115	1,089,354
5.375%, 07/15/16 to 06/12/17[1]	560,000	673,541
5.500%, 02/01/22 to 06/01/38	289,297	316,308
6.000%, 03/01/37 to 06/01/38	118,133	130,752
6.500%, 03/01/37	33,586	37,924
Total Federal National Mortgage Association		5,765,354
United States Treasury Securities - 9.8%
U.S. Treasury Bonds,
3.000%, 05/15/42	125,000	130,938
3.125%, 11/15/41	40,000	43,006
3.500%, 02/15/39	440,000	509,231
4.750%, 02/15/41	270,000	381,417

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
United States Treasury Securities - 9.8% (continued)
U.S. Treasury Notes,
0.625%, 07/15/14	$110,000	$110,645
1.000%, 03/31/17	15,000	15,209
2.625%, 08/15/20	1,090,000	1,199,766
2.750%, 02/28/18	105,000	115,902
3.125%, 05/15/21	980,000	1,115,822
Total United States Treasury Securities		3,621,936
Total U.S. Government and Agency Obligations (cost $13,024,325)		13,365,106

	Shares
Other Investment Companies - 5.4%[2]
BNY Mellon Overnight Government Fund, 0.18%[3]	986,511	986,511
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	1,031,056	1,031,056
Total Other Investment Companies (cost $2,017,567)		2,017,567
Total Investments - 102.6% (cost $35,514,307)		38,070,643
Other Assets, less Liabilities - (2.6)%		(977,748)
Net Assets - 100.0%		$37,092,895

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Industry	Managers High Yield Fund**
Industrials	83.9%
Financials	7.4%
Utilities	2.0%
Bank Loan Obligations	0.9%
Other Assets and Liabilities	5.8%

**	As a percentage of net assets

Rating	Managers High Yield Fund†	Barclays U.S. Corporate High Yield Bond Index
U.S. Treasury	0.0%	0.0%
U.S. Agency	0.0%	0.0%
Aaa	0.0%	0.0%
Aa	0.0%	0.0%
A	0.0%	0.0%
Baa	3.8%	0.0%
Ba	27.4%	40.3%
B	56.7%	43.2%
Caa	11.1%	15.1%
Ca	0.0%	1.1%
C	0.0%	0.0%
D	0.0%	0.0%
Not Rated	1.0%	0.3%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Sprint Capital Corp., 8.750%, 03/15/32*	1.9%
Ford Motor Credit Co. LLC, 6.625%, 08/15/17*	1.4
HCA, Inc., 7.500%, 02/15/22	1.4
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 9.000%, 04/15/19	1.2
Ally Financial, Inc., 6.250%, 12/01/17*	1.2
Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	1.1
International Lease Finance Corp., 8.750%, 03/15/17	1.1
DISH DBS Corp., 7.875%, 09/01/19*	1.0
Clear Channel Worldwide Holdings, Inc., Series B, 9.250%, 12/15/17*	1.0
HCA Holdings, Inc., 7.750%, 05/15/21*	0.9

Top Ten as a Group	12.2%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers High Yield Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Principal Amount	Value
Bank Loan Obligations - 0.9%
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, 5.495%, 01/28/18 (07/25/12)[4]	$70,221	$62,345
Clear Channel Communications, Inc., Term Loan, Class B, 3.895%, 01/29/16 (07/31/12)[4]	60,768	48,491
First Data Corp., Extended 2018 Dollar Term Loan, 4.245%, 03/23/18 (07/24/12)[4]	48,028	44,242
Texas Competitive Electric Holdings, Extended Term Loan, 4.741%, 10/10/17 (07/09/12)[4]	107,821	64,682
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17 (09/28/12)[4]	45,000	44,775
Total Bank Loan Obligations (cost $270,409)		264,535

	Shares
Common Stocks - 0.0%[4]
GMX Resources, Inc. (Energy)*	2,156	1,749
Quad/Graphics, Inc. (Industrials)	21	302
Total Common Stocks (cost $2,431)		2,051

	Principal Amount
Corporate Bonds and Notes - 93.3%
Financials - 7.4%
Ally Financial, Inc.,
4.625%, 06/26/15	55,000	55,379
5.500%, 02/15/17	25,000	25,419
6.250%, 12/01/17	325,000	343,545
Series 8, 6.750%, 12/01/14	37,000	39,128
Bank of America Corp., Series K, 8.000%, 12/29/49[5]	130,000	135,570
CIT Group, Inc.,
5.000%, 05/15/17	55,000	56,684
5.250%, 03/15/18	110,000	113,712
7.000%, 05/02/16 (a)	60,000	60,225
7.000%, 05/02/17 (a)	17,276	17,330
Citigroup Capital XXI, 8.300%, 12/21/57[5]	85,000	85,425
CNH Capital LLC, 6.250%, 11/01/16 (a)	50,000	53,750
Ford Motor Credit Co. LLC, 6.625%, 08/15/17	360,000	409,941
International Lease Finance Corp.,
4.875%, 04/01/15	20,000	20,112
5.875%, 04/01/19	75,000	75,176
6.250%, 05/15/19	15,000	15,285
8.625%, 09/15/15	90,000	99,788
8.750%, 03/15/17	270,000	304,425

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 7.4% (continued)
Realogy Corp.,
7.625%, 01/15/20 (a)	$55,000	$57,063
7.875%, 02/15/19 (a)[1]	110,000	108,075
Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	60,000	60,075
Total Financials		2,136,107
Industrials - 83.9%
Academy, Ltd. / Academy Finance Corp., 9.250%, 08/01/19 (a)	75,000	81,750
Accellent, Inc.,
8.375%, 02/01/17	80,000	81,400
10.000%, 11/01/17	85,000	71,825
Aircastle, Ltd.,
6.750%, 04/15/17	30,000	30,450
7.625%, 04/15/20	10,000	10,200
9.750%, 08/01/18	75,000	83,437
Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	170,000	116,450
Alliant Techsystems, Inc., 6.750%, 04/01/16	120,000	123,600
Allison Transmission, Inc., 7.125%, 05/15/19 (a)	90,000	94,275
AMC Entertainment, Inc.,
8.750%, 06/01/19	20,000	21,550
9.750%, 12/01/20	130,000	141,050
American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (a)	20,000	22,450
American Axle & Manufacturing, Inc.,
7.750%, 11/15/19[1]	25,000	26,563
7.875%, 03/01/17	80,000	82,800
American Tire Distributors, Inc., 9.750%, 06/01/17	40,000	42,800
Amkor Technology, Inc., 7.375%, 05/01/18	55,000	57,406
Anixter, Inc., 5.625%, 05/01/19	25,000	25,937
Arch Coal, Inc.,
7.000%, 06/15/19[1]	35,000	29,750
7.250%, 06/15/21[1]	50,000	42,125
8.750%, 08/01/16[1]	65,000	62,400
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000	213,000
Ashtead Capital, Inc.,
6.500%, 07/15/22 (a)	35,000	35,612
9.000%, 08/15/16 (a)	70,000	72,887
Aspect Software, Inc., 10.625%, 05/15/17	55,000	58,575
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17[1]	60,000	53,850
Atkore International, Inc., 9.875%, 01/01/18	90,000	87,750
Audatex North America, Inc., 6.750%, 06/15/18 (a)	60,000	63,450
Avaya, Inc.,
7.000%, 04/01/19 (a)	75,000	69,937
9.750%, 11/01/15[1]	25,000	20,812
10.125%, 11/01/15[6]	94,893	79,236

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
8.250%, 01/15/19	$165,000	$177,787
9.625%, 03/15/18	40,000	44,000
Belden, Inc., 9.250%, 06/15/19	75,000	82,125
Berry Petroleum Co., 6.375%, 09/15/22	40,000	41,400
Biomet, Inc., 10.375%, 10/15/17[6]	235,000	252,331
Block Communications, Inc., 7.250%, 02/01/20 (a)	50,000	51,000
Bombardier, Inc., 5.750%, 03/15/22 (a)	40,000	40,050
Bon-Ton Department Stores, Inc., The, 10.250%, 03/15/14	35,000	29,750
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,
7.875%, 04/15/22 (a)	50,000	50,250
8.625%, 10/15/20	70,000	74,375
Building Materials Corp. of America, 6.875%, 08/15/18 (a)	30,000	32,025
Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (a)[1]	141,000	141,352
BWAY Holding Co., 10.000%, 06/15/18	110,000	121,550
Cablevision Systems Corp., Series B, 8.625%, 09/15/17	110,000	123,200
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20 (a)	50,000	50,500
10.000%, 12/15/18	57,000	39,259
11.250%, 06/01/17	295,000	323,394
Case New Holland, Inc., 7.875%, 12/01/17	50,000	58,000
CCO Holdings LLC / CCO Holdings Capital Corp.,
7.000%, 01/15/19	50,000	54,250
7.250%, 10/30/17[1]	10,000	10,950
7.875%, 04/30/18	200,000	218,500
CDW LLC / CDW Finance Corp., 8.500%, 04/01/19	140,000	149,800
Central Garden and Pet Co., 8.250%, 03/01/18	140,000	141,050
CenturyLink, Inc., 5.800%, 03/15/22	75,000	74,800
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (a)	50,000	54,125
Ceridian Corp., 8.875%, 07/15/19 (a)	10,000	10,375
CEVA Group PLC, 8.375%, 12/01/17 (a)	75,000	73,125
Chesapeake Energy Corp.,
6.625%, 08/15/20[1]	5,000	4,975
6.875%, 08/15/18	55,000	55,000
Chesapeake Midstream Partners L.P. / CHKM Finance Corp., 6.125%, 07/15/22	50,000	49,250
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (a)	25,000	22,625
Choice Hotels International, Inc., 5.750%, 07/01/22	20,000	20,951
Chrysler Group LLC / CG Co-Issuer, Inc., 8.000%, 06/15/19	200,000	206,500
CHS/Community Health Systems, Inc.,
8.000%, 11/15/19	30,000	32,100
8.875%, 07/15/15	19,000	19,523
Cincinnati Bell, Inc., 8.375%, 10/15/20	95,000	97,137
Cinemark USA, Inc., 7.375%, 06/15/21	40,000	43,600
CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	100,000	106,000

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Claire’s Stores, Inc.,
8.875%, 03/15/19	$70,000	$60,200
9.000%, 03/15/19 (a)	80,000	81,300
Clean Harbors, Inc., 7.625%, 08/15/16	56,000	58,730
Clear Channel Communications, Inc., 9.000%, 03/01/21	70,000	61,250
Clear Channel Worldwide Holdings, Inc.,
7.625%, 03/15/20 (a)	50,000	49,026
Series B, 9.250%, 12/15/17	255,000	279,225
Clearwater Paper Corp., 7.125%, 11/01/18	5,000	5,300
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.000%, 12/01/15 (a)	95,000	86,450
14.750%, 12/01/16 (a)	10,000	9,850
Cogent Communications Group, Inc., 8.375%, 02/15/18 (a)	55,000	58,850
CommScope, Inc., 8.250%, 01/15/19 (a)	115,000	122,188
Constellation Brands, Inc.,
6.000%, 05/01/22	25,000	26,937
7.250%, 05/15/17	65,000	74,669
Cricket Communications, Inc., 7.750%, 10/15/20	55,000	52,800
Crosstex Energy, L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	115,000	121,684
Dana Holding Corp., 6.500%, 02/15/19	60,000	64,050
Del Monte Corp., 7.625%, 02/15/19	185,000	187,544
Denbury Resources, Inc., 8.250%, 02/15/20	60,000	66,000
DISH DBS Corp.,
4.625%, 07/15/17 (a)	45,000	45,281
5.875%, 07/15/22 (a)	15,000	15,225
6.750%, 06/01/21	105,000	113,925
7.125%, 02/01/16	45,000	49,613
7.875%, 09/01/19	255,000	295,162
DJO Finance LLC / DJO Finance Corp.,
7.750%, 04/15/18	135,000	112,050
8.750%, 03/15/18 (a)	30,000	30,750
Dole Food Co., Inc., 8.000%, 10/01/16 (a)	40,000	41,950
Eagle Rock Energy Partners L.P. / Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	60,000	60,150
Easton-Bell Sports, Inc., 9.750%, 12/01/16	145,000	159,319
El Paso Corp., 7.250%, 06/01/18	75,000	86,891
Encore Acquisition Co., 9.500%, 05/01/16	10,000	10,975
Endo Health Solutions, Inc., 7.000%, 07/15/19	30,000	32,775
EP Energy LLC / EP Energy Finance, Inc.,
6.875%, 05/01/19 (a)	30,000	31,388
9.375%, 05/01/20 (a)	130,000	134,875
Epicor Software Corp., 8.625%, 05/01/19	95,000	97,375
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	105,000	104,737
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20 (a)	75,000	78,375

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
First Data Corp.,
7.375%, 06/15/19 (a)	$30,000	$30,750
8.750%, 01/15/22 (a)[6]	230,000	232,875
8.875%, 08/15/20 (a)	150,000	163,125
12.625%, 01/15/21	190,000	191,188
FMG Resources August 2006 Pty, Ltd.,
6.375%, 02/01/16 (a)	20,000	20,350
6.875%, 02/01/18 (a)	140,000	141,925
6.875%, 04/01/22 (a)[1]	15,000	15,150
8.250%, 11/01/19 (a)	50,000	53,250
Forest Oil Corp., 7.250%, 06/15/19	100,000	92,250
Freescale Semiconductor, Inc.,
8.050%, 02/01/20[1]	40,000	39,700
9.250%, 04/15/18 (a)	155,000	166,625
10.125%, 03/15/18 (a)	15,000	16,463
Fresenius Medical Care US Finance II, Inc.,
5.625%, 07/31/19 (a)	30,000	31,350
5.875%, 01/31/22 (a)	10,000	10,438
GCI, Inc., 8.625%, 11/15/19	65,000	68,413
General Cable Corp., 7.125%, 04/01/17[1]	80,000	82,400
Geo Group Inc, The, 6.625%, 02/15/21	75,000	77,813
GMX Resources, Inc., 11.000%, 12/01/17[6]	96,709	79,301
Goodyear Tire & Rubber Co., The,
7.000%, 05/15/22[1]	65,000	65,244
8.250%, 08/15/20	90,000	95,738
8.750%, 08/15/20	10,000	10,713
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	95,000	95,475
Griffon Corp., 7.125%, 04/01/18	80,000	81,600
GWR Operating Partnership LLP, 10.875%, 04/01/17	65,000	73,125
GXS Worldwide, Inc., 9.750%, 06/15/15	60,000	60,150
Gymboree Corp., 9.125%, 12/01/18[1]	95,000	88,588
Hanesbrands, Inc., 6.375%, 12/15/20	50,000	52,875
HCA Holdings, Inc., 7.750%, 05/15/21	250,000	269,375
HCA, Inc.,
7.500%, 02/15/22	365,000	398,762
8.000%, 10/01/18	50,000	56,250
HD Supply, Inc.,
8.125%, 04/15/19 (a)	40,000	43,300
11.000%, 04/15/20 (a)	45,000	48,544
Health Management Associates, Inc.,
6.125%, 04/15/16	115,000	122,475
7.375%, 01/15/20 (a)	55,000	58,781

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
HealthSouth Corp.,
7.250%, 10/01/18	$75,000	$80,250
7.750%, 09/15/22	50,000	53,875
Hertz Corp., The, 7.500%, 10/15/18	145,000	156,237
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,
8.875%, 02/01/18	65,000	66,625
9.000%, 11/15/20	70,000	60,725
Hillman Group, Inc., 10.875%, 06/01/18	75,000	79,687
Hughes Satellite Systems Corp., 6.500%, 06/15/19	55,000	58,712
Huntsman International LLC,
8.625%, 03/15/20	45,000	50,737
8.625%, 03/15/21[1]	25,000	28,312
Ineos Finance PLC, 8.375%, 02/15/19 (a)	200,000	207,500
INEOS Group Holdings Ltd., 8.500%, 02/15/16 (a)[1]	100,000	92,250
Integra Telecom Holdings, Inc., 10.750%, 04/15/16 (a)	55,000	53,900
Intelsat Jackson Holdings SA,
7.250%, 04/01/19	70,000	73,850
7.250%, 10/15/20	75,000	79,125
7.250%, 10/15/20 (a)	60,000	63,000
11.250%, 06/15/16	66,000	69,300
Intelsat Luxembourg SA,
11.250%, 02/04/17	60,000	62,025
11.500%, 02/04/17[6]	90,000	93,263
11.500%, 02/04/17 (a)[6]	70,000	72,538
Interactive Data Corp., 10.250%, 08/01/18	105,000	116,812
Interline Brands, Inc., 7.000%, 11/15/18	65,000	67,925
inVentiv Health, Inc., 10.000%, 08/15/18 (a)	70,000	60,475
Iron Mountain, Inc., 8.750%, 07/15/18	115,000	119,313
ITC Deltacom, Inc., 10.500%, 04/01/16	65,000	69,550
J. Crew Group, Inc., 8.125%, 03/01/19	90,000	93,375
J.C. Penney Corp., Inc.,
5.750%, 02/15/18[1]	10,000	9,112
7.950%, 04/01/17	75,000	75,375
James River Coal Co., 7.875%, 04/01/19	75,000	38,250
Jarden Corp., 7.500%, 05/01/17	105,000	118,125
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (a)	165,000	174,075
Kodiak Oil & Gas Corp., 8.125%, 12/01/19 (a)	100,000	103,125
Lawson Software, Inc., 9.375%, 04/01/19 (a)	30,000	32,175
Lear Corp., 7.875%, 03/15/18	25,000	27,719
Level 3 Communications, Inc., 11.875%, 02/01/19	55,000	61,187
Level 3 Financing, Inc.,
8.125%, 07/01/19	90,000	92,813
8.625%, 07/15/20	50,000	52,750
9.375%, 04/01/19	80,000	86,800

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Libbey Glass, Inc., 6.875%, 05/15/20 (a)	$45,000	$46,462
Linn Energy LLC/Linn Energy Finance Corp.,
6.250%, 11/01/19 (a)	65,000	63,781
6.500%, 05/15/19 (a)	20,000	19,900
7.750%, 02/01/21	45,000	47,250
8.625%, 04/15/20	65,000	70,362
Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (a)	20,000	20,100
Ltd Brands, Inc., 6.625%, 04/01/21	30,000	32,925
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co., 10.500%, 04/15/18	125,000	137,187
Magnum Hunter Resources Corp., 9.750%, 05/15/20 (a)	30,000	29,250
Manitowoc Co., Inc., The, 8.500%, 11/01/20[1]	115,000	124,775
Mantech International Corp., 7.250%, 04/15/18	65,000	68,575
Marina District Finance Co., Inc.,
9.500%, 10/15/15[1]	35,000	34,125
9.875%, 08/15/18[1]	150,000	142,125
Mead Products LLC/ACCO Brands Corp., 6.750%, 04/30/20 (a)	25,000	26,500
MEMC Electronic Materials, Inc., 7.750%, 04/01/19	65,000	51,675
MetroPCS Wireless, Inc., 7.875%, 09/01/18	120,000	125,100
MGM Resorts International,
7.625%, 01/15/17	170,000	176,375
8.625%, 02/01/19 (a)[1]	65,000	69,875
9.000%, 03/15/20	160,000	178,400
Michael Foods Group, Inc., 9.750%, 07/15/18	95,000	104,737
Michaels Stores, Inc.,
7.750%, 11/01/18	135,000	143,100
13.000%, 11/01/16 (b)	29,000	31,139
Mueller Water Products, Inc., 8.750%, 09/01/20	38,000	42,370
Mylan, Inc.,
7.625%, 07/15/17 (a)	25,000	27,625
7.875%, 07/15/20 (a)	90,000	101,362
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	75,000	73,125
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17	75,000	79,594
Noranda Aluminium Acquisition Corp., 4.730%, 05/15/15 (11/15/12)[4,6]	142,114	136,429
Novelis, Inc.,
8.375%, 12/15/17	70,000	75,250
8.750%, 12/15/20	25,000	27,063
NXP, B.V. / NXP Funding LLC, 9.750%, 08/01/18 (a)	165,000	188,925
Oshkosh Corp.,
8.250%, 03/01/17	80,000	88,000
8.500%, 03/01/20	20,000	22,300
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	70,000	73,850
PAETEC Holding Corp., 9.875%, 12/01/18	95,000	106,637

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Peabody Energy Corp.,
6.000%, 11/15/18 (a)	$70,000	$70,000
6.250%, 11/15/21 (a)	30,000	29,850
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)[1]	90,000	98,775
Ply Gem Industries, Inc., 8.250%, 02/15/18	90,000	88,650
Polymer Group, Inc., 7.750%, 02/01/19	70,000	74,287
PolyOne Corp., 7.375%, 09/15/20	55,000	58,575
Polypore International, Inc., 7.500%, 11/15/17	85,000	90,631
Quebecor World, Escrow, 0.000%, 08/01/27[7]	165,000	2,062
Radiation Therapy Services, Inc.,
8.875%, 01/15/17 (a)	45,000	43,425
9.875%, 04/15/17	90,000	70,875
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	30,450
RBS Global, Inc. / Rexnord LLC, 8.500%, 05/01/18	125,000	136,250
Reichhold Industries, Inc., 9.000%, 05/08/17 (a)[6,8]	180,695	132,811
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,
9.000%, 04/15/19 (a)	355,000	355,887
9.875%, 08/15/19 (a)	200,000	207,750
Rite Aid Corp.,
7.500%, 03/01/17	55,000	56,375
9.250%, 03/15/20 (a)[1]	50,000	50,250
9.500%, 06/15/17[1]	40,000	41,100
Sabre, Inc., 8.500%, 05/15/19 (a)	70,000	71,225
Sally Holdings LLC / Sally Capital, Inc.,
5.750%, 06/01/22	15,000	15,769
6.875%, 11/15/19[1]	30,000	32,775
SandRidge Energy, Inc.,
8.000%, 06/01/18 (a)	35,000	35,612
8.125%, 10/15/22 (a)	35,000	35,394
SBA Telecommunications, Inc., 8.250%, 08/15/19	44,000	48,400
Scotts Miracle-Gro Co., The, 7.250%, 01/15/18	20,000	21,700
Sealed Air Corp.,
8.125%, 09/15/19 (a)	40,000	44,800
8.375%, 09/15/21 (a)	25,000	28,375
Sealy Mattress Co., 8.250%, 06/15/14[1]	190,000	188,100
Sensata Technologies, B.V., 6.500%, 05/15/19 (a)	110,000	114,125
Service Corp. International,
7.000%, 06/15/17	60,000	67,050
7.000%, 05/15/19	50,000	54,000
7.500%, 04/01/27	60,000	61,800
ServiceMaster Co., 10.750%, 07/15/15 (a)[5]	35,000	36,182
Simmons Bedding Co., 11.250%, 07/15/15 (a)	210,000	217,877

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Sinclair Television Group, Inc.,
8.375%, 10/15/18[1]	$25,000	$27,375
9.250%, 11/01/17 (a)	90,000	99,900
Spectrum Brands, Inc.,
6.750%, 03/15/20 (a)	35,000	36,269
9.500%, 06/15/18	65,000	73,775
9.500%, 06/15/18 (a)	55,000	62,425
Sprint Capital Corp., 8.750%, 03/15/32	595,000	544,425
Sprint Nextel Corp., 9.000%, 11/15/18 (a)	200,000	224,000
SSI Investments II/SSI Co-Issuer LLC, 11.125%, 06/01/18	100,000	112,750
Stewart Enterprises, Inc., 6.500%, 04/15/19	45,000	46,575
SunGard Data Systems, Inc.,
7.375%, 11/15/18	80,000	86,200
10.250%, 08/15/15	220,000	227,150
SUPERVALU, Inc., 8.000%, 05/01/16[1]	95,000	96,663
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a)[6]	159,291	162,079
Syniverse Holdings, Inc., 9.125%, 01/15/19	20,000	21,800
Tekni-Plex, Inc., 9.750%, 06/01/19 (a)	55,000	55,687
Tenet Healthcare Corp.,
6.250%, 11/01/18	80,000	85,000
8.000%, 08/01/20	145,000	150,800
8.875%, 07/01/19	20,000	22,550
9.250%, 02/01/15	25,000	27,937
Terex Corp.,
6.500%, 04/01/20	25,000	25,375
8.000%, 11/15/17[1]	110,000	114,675
Tomkins LLC / Tomkins, Inc., 9.000%, 10/01/18	80,000	89,400
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	70,000	74,725
UCI International, Inc., 8.625%, 02/15/19	95,000	96,069
United Surgical Partners International, Inc., 9.000%, 04/01/20 (a)	45,000	47,925
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000	153,000
UR Merger Sub Corp.,
7.375%, 05/15/20 (a)	10,000	10,475
7.625%, 04/15/22 (a)	25,000	26,250
8.250%, 02/01/21	80,000	85,600
8.375%, 09/15/20[1]	55,000	58,162
9.250%, 12/15/19	85,000	94,775
10.250%, 11/15/19	20,000	22,600
Vail Resorts, Inc., 6.500%, 05/01/19	80,000	84,400
Valeant Pharmaceuticals International,
6.750%, 08/15/21 (a)	90,000	88,650
6.875%, 12/01/18 (a)	105,000	109,069
7.250%, 07/15/22 (a)[1]	125,000	125,938

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Venoco, Inc., 8.875%, 02/15/19	$65,000	$59,475
Vertellus Specialties, Inc., 9.375%, 10/01/15 (a)	60,000	49,650
Visant Corp., 10.000%, 10/01/17	48,000	47,880
Visteon Corp., 6.750%, 04/15/19	95,000	92,863
Vulcan Materials Co.,
6.500%, 12/01/16	25,000	26,438
7.500%, 06/15/21	65,000	71,825
Wind Acquisition Finance SA, 11.750%, 07/15/17 (a)	100,000	81,250
Windstream Corp.,
7.500%, 04/01/23	100,000	103,000
7.750%, 10/01/21[1]	65,000	69,225
8.125%, 09/01/18	40,000	43,200
WMG Acquisition Corp.,
9.500%, 06/15/16	75,000	82,125
11.500%, 10/01/18	25,000	27,750
WPX Energy, Inc., 6.000%, 01/15/22	90,000	90,000
Yankee Candle Co., Inc., Series B, 9.750%, 02/15/17[1]	90,000	93,600
Zayo Escrow Corp., 8.125%, 01/01/20 (a)	25,000	26,250
Zayo Group LLC / Zayo Capital, Inc., 10.250%, 03/15/17	90,000	100,688
Total Industrials		24,215,510
Utilities - 2.0%
AES Corp., The,
8.000%, 10/15/17	30,000	34,275
9.750%, 04/15/16	95,000	113,050
Calpine Corp.,
7.250%, 10/15/17 (a)	40,000	43,200
7.500%, 02/15/21 (a)	100,000	108,500
7.875%, 07/31/20 (a)	55,000	60,913
Energy Future Holdings Corp., 10.000%, 01/15/20	50,000	53,625
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.000%, 12/01/20	51,000	55,718
NRG Energy, Inc.,
7.625%, 01/15/18	75,000	78,000
8.250%, 09/01/20	35,000	36,400
Total Utilities		583,681
Total Corporate Bonds and Notes (cost $26,105,087)		26,935,298

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 12.0%[2]
BNY Mellon Overnight Government Fund, 0.18%[3]	1,873,128	$1,873,128
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	1,587,792	1,587,792
Total Other Investment Companies (cost $3,460,920)		3,460,920
Total Investments - 106.2% (cost $29,838,847)		30,662,804
Other Assets, less Liabilities - (6.2)%		(1,798,966)
Net Assets - 100.0%		$28,863,838

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Industry	Managers Fixed Income Fund**
Industrials	32.4%
Financials	24.6%
Utilities	9.1%
Information Technology	6.2%
Foreign Government and Agency Obligations	5.7%
Health Care	4.1%
U.S. Government and Agency Obligations	3.9%
Asset-Backed Securities	3.7%
Energy	3.2%
Telecommunication Services	2.0%
Materials	1.5%
Municipal Bonds	1.5%
Preferred Stocks	0.7%
Mortgage-Backed Securities	0.4%
Other Assets and Liabilities	1.0%

**	As a percentage of net assets

Rating	Managers Fixed Income Fund†	Barclays U.S. Aggregate Bond Index
U.S. Treasury	4.8%	35.7%
U.S. Agency	0.0%	36.0%
Aaa	6.0%	3.8%
Aa	0.5%	3.1%
A	24.9%	11.5%
Baa	49.0%	9.9%
Ba	9.2%	0.0%
B	2.7%	0.0%
Caa	2.6%	0.0%
Ca	0.0%	0.0%
C	0.0%	0.0%
D	0.0%	0.0%
Not Rated	0.3%	0.0%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Bristol-Myers Squibb Co.*	4.1%
U.S. Treasury Note, 0.250%, 02/28/14	3.9
Intel Corp.*	3.9
Ford Motor Co., 4.250%, 11/15/16*	3.4
Microsoft Corp.*	2.3
Inter-American Development Bank, EMTN, 6.000%, 12/15/17*	2.3
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40*	2.1
Royal Dutch Shell PLC*	2.1
Telefonica SA, ADR*	1.8
Old Republic International Corp., 3.750%, 03/15/18	1.8

Top Ten as a Group	27.7%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

		Principal Amount	Value
Asset-Backed Securities - 3.7%
Centex Home Equity, Series 2004-A, Class AF6, 4.270%, 01/25/34[5]		$135,254	$134,935
Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.460%, 11/25/16 (b)		89,486	83,858
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		527,357	550,775
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15		84,294	84,526
Sierra Receivables Funding Co., LLC, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)		713,252	726,771
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		2,828,847	2,950,557
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 6.750%, 04/15/19		500,000	554,173
Total Asset-Backed Securities (cost $4,872,276)			5,085,595

		Shares
Common Stocks - 17.0%
Energy - 3.2%
Repsol YPF SA, ADR		92,853	1,483,791
Royal Dutch Shell PLC, ADR		42,903	2,892,949
Total Energy			4,376,740
Health Care - 4.1%
Bristol-Myers Squibb Co.		160,000	5,752,000
Information Technology - 6.2%
Intel Corp.		204,750	5,456,588
Microsoft Corp.		105,934	3,240,521
Total Information Technology			8,697,109
Materials - 1.5%
PPG Industries, Inc.		20,000	2,122,400
Telecommunication Services - 2.0%
Telecom Italia SpA, ADR		25,000	246,250
Telefonica SA, ADR[1]		196,243	2,570,783
Total Telecommunication Services			2,817,033
Total Common Stocks (cost $22,467,795)			23,765,282

		Principal Amount
Corporate Bonds and Notes - 66.1%
Financials - 24.6%
AgriBank FCB, Series AI, 9.125%, 07/15/19		$810,000	1,048,578
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		566,719	638,977
American International Group, Inc.,
EMTN, 5.000%, 04/26/23	GBP	750,000	1,099,728
MTN, 5.450%, 05/18/17		30,000	32,638
Associates Corp. of North America, 6.950%, 11/01/18		650,000	733,831
Bank of America Corp.,
7.625%, 06/01/19		278,000	327,344
MTN, 6.750%, 09/09/13	AUD	1,000,000	1,044,043
Bear Stearns Cos. LLC, The, 4.650%, 07/02/18		480,000	505,992

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 24.6% (continued)
Camden Property Trust, 5.700%, 05/15/17	$255,000	$286,580
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a)	910,000	918,438
7.875%, 10/15/19 (a)[8]	700,000	700,442
Citigroup, Inc.,
5.500%, 10/15/14	1,340,000	1,419,512
6.125%, 05/15/18	345,000	385,697
6.125%, 08/25/36	935,000	922,507
Duke Realty, L.P., 5.950%, 02/15/17	35,000	38,737
Equifax, Inc., 7.000%, 07/01/37	228,000	270,245
ERP Operating, L.P.,
5.125%, 03/15/16	15,000	16,550
5.750%, 06/15/17	45,000	51,976
Forethought Financial Group, Inc., 8.625%, 04/15/21 (a)	705,000	727,797
General Electric Capital Corp., MTN, Series A, 0.767%, 05/13/24 (07/16/12)[4]	180,000	150,204
HBOS PLC,
6.000%, 11/01/33 (a)	1,000,000	791,160
GMTN, 6.750%, 05/21/18 (a)	1,955,000	1,846,636
Highwoods Realty, L.P.,
5.850%, 03/15/17	30,000	32,225
7.500%, 04/15/18	350,000	402,943
International Lease Finance Corp.,
5.875%, 04/01/19	340,000	340,798
6.250%, 05/15/19	590,000	601,210
8.625%, 09/15/15	10,000	11,088
MTN, 5.650%, 06/01/14	105,000	108,150
MBIA Insurance Corp., 14.000%, 01/15/33 (a)[5]	25,000	13,750
Merrill Lynch & Co., Inc.,
6.110%, 01/29/37	1,800,000	1,701,292
MTN, Series C, 6.050%, 06/01/34	1,100,000	1,050,915
MetLife, Inc., 6.400%, 12/15/36	340,000	334,994
Morgan Stanley,
3.450%, 11/02/15	120,000	116,291
4.750%, 04/01/14	420,000	423,872
5.500%, 07/24/20	1,800,000	1,763,883
GMTN, 5.500%, 01/26/20	200,000	196,183
MTN, 0.916%, 10/18/16 (07/18/12)[4]	100,000	87,243
MTN, 5.625%, 09/23/19	500,000	495,575
MTN, 5.950%, 12/28/17	200,000	205,671
MTN, 6.625%, 04/01/18	160,000	167,490
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)	620,000	701,248
National City Bank of Indiana, 4.250%, 07/01/18	395,000	421,969
Old Republic International Corp., 3.750%, 03/15/18[1,9]	2,745,000	2,484,225

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 24.6% (continued)
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)	$895,000	$1,107,679
ProLogis, L.P.,
5.625%, 11/15/15	15,000	16,360
5.750%, 04/01/16	15,000	16,395
Simon Property Group, L.P.,
5.250%, 12/01/16	25,000	28,125
5.750%, 12/01/15	85,000	95,045
5.875%, 03/01/17	40,000	46,094
6.100%, 05/01/16	100,000	113,897
SLM Corp.,
0.766%, 01/27/14 (07/25/12)[4]	135,000	129,009
8.450%, 06/15/18	845,000	950,625
MTN, Series A, 5.000%, 10/01/13	10,000	10,350
MTN, Series A, 5.375%, 01/15/13	20,000	20,425
Societe Generale SA, 5.200%, 04/15/21 (a)	600,000	574,390
Springleaf Finance Corp.,
MTN, 5.850%, 06/01/13	80,000	77,200
MTN, Series H, 5.375%, 10/01/12	400,000	397,500
MTN, Series I, 5.400%, 12/01/15	20,000	16,750
MTN, Series J, 6.900%, 12/15/17	3,025,000	2,429,438
Standard Chartered Bank, 6.400%, 09/26/17 (a)	100,000	111,596
Standard Chartered PLC, 5.500%, 11/18/14 (a)	750,000	815,475
WEA Finance LLC / WT Finance Australia Pty., Ltd., 6.750%, 09/02/19 (a)	535,000	632,150
Western Union Co., The, 6.200%, 06/21/40	5,000	5,457
Weyerhaeuser Co.,
6.875%, 12/15/33	660,000	697,695
7.375%, 10/01/19	50,000	59,182
7.375%, 03/15/32	90,000	100,796
Willis North America, Inc., 7.000%, 09/29/19	220,000	255,316
Total Financials		34,325,576
Industrials - 32.4%
Avnet, Inc.,
6.000%, 09/01/15	720,000	790,715
6.625%, 09/15/16	140,000	159,700
Cardinal Health, Inc., 4.000%, 06/15/15	320,000	343,637
CenturyLink, Inc.,
Series G, 6.875%, 01/15/28	75,000	73,896
Series P, 7.600%, 09/15/39	635,000	614,946
Series S, 6.450%, 06/15/21	500,000	521,171

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 32.4% (continued)
Chesapeake Energy Corp.,
2.250%, 12/15/38[9]	$285,000	$230,494
2.500%, 05/15/37[9]	345,000	297,131
2.750%, 11/15/35[9]	125,000	114,844
6.625%, 08/15/20[1]	20,000	19,900
6.875%, 11/15/20	15,000	14,850
Chevron Phillips Chemical Co. LLC/LP, 8.250%, 06/15/19 (a)	1,205,000	1,664,122
Ciena Corp., 0.875%, 06/15/17[9]	1,330,000	1,143,800
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13	265,000	272,873
Continental Airlines, Inc.,
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	77,779	85,557
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	387,601	420,547
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	89,668	90,565
2010-1 Class B Pass Through Trust, Series B, 6.000%, 01/12/19	2,398,779	2,404,776
Cytec Industries, Inc., 6.000%, 10/01/15	80,000	87,925
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	546,907	553,087
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18	314,749	340,716
DP World, Ltd., 6.850%, 07/02/37 (a)	1,720,000	1,698,500
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	790,000	819,345
Embarq Corp., 7.995%, 06/01/36	710,000	743,680
Energy Transfer Partners, L.P., 6.125%, 02/15/17	65,000	73,130
EQT Corp., 6.500%, 04/01/18	1,730,000	1,969,074
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	240,000	280,836
6.700%, 06/01/34 (a)	65,000	74,838
7.000%, 10/15/37 (a)	925,000	1,118,649
Express Scripts Holding Co.,
6.250%, 06/15/14	305,000	333,639
7.250%, 06/15/19	165,000	207,765
Ford Motor Co., 4.250%, 11/15/16[9]	3,380,000	4,715,100
Georgia-Pacific LLC, 7.250%, 06/01/28	70,000	86,068
HCA, Inc., 7.500%, 11/06/33	75,000	70,688
Intel Corp.,
2.950%, 12/15/35[9]	265,000	301,106
3.250%, 08/01/39[9]	1,035,000	1,398,544
Intuit, Inc., 5.750%, 03/15/17	210,000	240,587
J.C. Penney Corp., Inc.,
5.750%, 02/15/18	25,000	22,781
6.375%, 10/15/36	297,000	225,720
7.625%, 03/01/97	25,000	18,344

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 32.4% (continued)
Kinder Morgan Energy Partners, L.P.,
5.300%, 09/15/20		$425,000	$471,557
5.950%, 02/15/18		1,910,000	2,217,541
Kinder Morgan Finance Co. ULC, 5.700%, 01/05/16		165,000	174,488
Kroger Co., The, 7.000%, 05/01/18		460,000	548,222
Macy’s Retail Holdings, Inc.,
6.790%, 07/15/27		80,000	88,167
6.900%, 04/01/29		30,000	35,569
Marks & Spencer PLC, 7.125%, 12/01/37 (a)		300,000	318,024
Masco Corp.,
5.850%, 03/15/17		350,000	367,259
6.500%, 08/15/32		25,000	24,097
7.750%, 08/01/29		350,000	367,585
Methanex Corp.,
5.250%, 03/01/22		25,000	25,987
6.000%, 08/15/15		320,000	339,421
Micron Technology, Inc., 1.875%, 06/01/14[9]		20,000	19,700
Missouri Pacific Railroad Co., 5.000%, 01/01/45[8]		200,000	177,434
Nextel Communications, Inc.,
Series C, 5.950%, 03/15/14		305,000	306,906
Series D, 7.375%, 08/01/15		405,000	407,531
Northwest Airlines 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17		261,015	263,625
Omnicare, Inc., 3.750%, 12/15/25[9]		470,000	619,812
Owens & Minor, Inc., 6.350%, 04/15/16[8]		125,000	136,589
Owens Corning,
6.500%, 12/01/16		210,000	233,729
7.000%, 12/01/36		385,000	410,387
Portugal Telecom International Finance, B.V.,
EMTN, 4.500%, 06/16/25	EUR	500,000	451,708
EMTN, 5.000%, 11/04/19	EUR	300,000	311,427
EMTN, 5.625%, 02/08/16	EUR	100,000	118,818
GMTN, 4.375%, 03/24/17	EUR	100,000	109,479
PPG Industries, Inc., 6.650%, 03/15/18		1,935,000	2,361,424
PulteGroup, Inc.,
6.000%, 02/15/35		1,265,000	1,018,325
6.375%, 05/15/33		465,000	385,950
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)		1,375,000	1,412,311
Qwest Corp., 6.875%, 09/15/33		20,000	20,000
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	250,449
Rowan Cos., Inc., 7.875%, 08/01/19		300,000	362,656
RR Donnelley & Sons Co., 8.250%, 03/15/19		295,000	290,575

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 32.4% (continued)
Safeway, Inc., 6.350%, 08/15/17		$400,000	$449,012
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		480,000	584,227
Sprint Capital Corp.,
6.900%, 05/01/19		15,000	14,175
8.750%, 03/15/32		5,000	4,575
Telecom Italia Capital SA,
6.000%, 09/30/34		1,045,000	807,263
6.375%, 11/15/33		500,000	395,000
Telefonica Emisiones SAU, 5.877%, 07/15/19		265,000	237,355
Time Warner Cable, Inc., 6.750%, 07/01/18		1,500,000	1,829,589
Toro Co., The, 6.625%, 05/01/37[8]		365,000	387,750
Verizon New England, Inc., 7.875%, 11/15/29		95,000	116,595
Wyndham Worldwide Corp.,
6.000%, 12/01/16		405,000	450,957
7.375%, 03/01/20		460,000	547,600
Total Industrials			45,114,496
Utilities - 9.1%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		1,040,000	1,238,900
Ameren Energy Generating Co., Series H, 7.000%, 04/15/18[1]		1,100,000	957,000
Ameren Illinois Co., 6.250%, 04/01/18		1,370,000	1,623,209
Boardwalk Pipelines, L.P., 5.200%, 06/01/18		465,000	501,017
Bruce Mansfield Unit, 6.850%, 06/01/34		297,849	310,180
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		405,000	459,421
Commonwealth Edison Co., 4.700%, 04/15/15		510,000	558,188
EDP Finance, B.V.,
4.900%, 10/01/19 (a)		600,000	483,910
6.000%, 02/02/18 (a)		400,000	348,364
Endesa SA/Cayman Islands, 7.875%, 02/01/27		900,000	1,112,699
ITC Holdings Corp., 5.875%, 09/30/16 (a)		225,000	258,793
Korea Gas Corp., 6.000%, 07/15/14 (a)		300,000	323,465
Nisource Finance Corp.,
6.400%, 03/15/18		1,645,000	1,923,857
6.800%, 01/15/19		900,000	1,080,400
Southwestern Electric Power Co., 6.450%, 01/15/19		1,225,000	1,479,898
Total Utilities			12,659,301
Total Corporate Bonds and Notes (cost $85,177,739)			92,099,373
Foreign Government and Agency Obligations - 5.7%
Brazilian Government International Bond, 10.250%, 01/10/28	BRL	750,000	465,833
Instituto de Credito Oficial, MTN, 5.500%, 10/11/12	AUD	255,000	259,244
Inter-American Development Bank, EMTN, 6.000%, 12/15/17	NZD	3,500,000	3,127,915
International Bank for Reconstruction & Development, GDIF, 1.430%, 03/05/14	SGD	1,000,000	798,664

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Foreign Government and Agency Obligations - 5.7% (continued)
Ireland Government Bond,
4.500%, 10/18/18	EUR	275,000	$321,982
5.400%, 03/13/25	EUR	170,000	197,901
Ireland Government Bonds,
4.500%, 04/18/20	EUR	75,000	85,372
5.000%, 10/18/20	EUR	25,000	29,121
Italy Buoni Poliennali Del Tesoro,
5.000%, 08/01/34	EUR	15,000	16,335
5.250%, 11/01/29	EUR	15,000	17,446
5.750%, 02/01/33	EUR	15,000	17,933
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000	317,751
New South Wales Treasury Corp., Series 18, 6.000%, 02/01/18	AUD	1,720,000	1,966,677
Portugal Obrigacoes do Tesouro OT,
3.850%, 04/15/21	EUR	40,000	33,280
4.800%, 06/15/20	EUR	25,000	22,570
Queensland Treasury Corp., Series 14, 5.750%, 11/21/14	AUD	260,000	281,053
Total Foreign Government and Agency Obligations (cost $6,977,487)			7,959,077
Mortgage-Backed Securities - 0.4%
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[5]		$300,000	322,968
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.420%, 01/15/49		110,000	123,634
6.009%, 06/15/49[5]		60,000	66,105
Total Mortgage-Backed Securities (cost $257,145)			512,707
Municipal Bonds - 1.5%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[8]		250,000	192,072
Chicago, Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38 (AGM Insured)[10]		15,000	15,351
Eufaula, Alabama, Series 2003 C, 4.000%, 08/15/12 (AMBAC Insured)[10]		105,000	105,144
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34[8]		385,000	286,059
San Jose, California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28 (BHAC Insured)[10]		50,000	42,764
State of Illinois, 5.100%, 06/01/33		770,000	728,574
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46		1,055,000	676,392
Total Municipal Bonds (cost $2,421,485)			2,046,356

		Shares
Preferred Stocks - 0.7%
General Motors Co., 4.750% 12/01/13 (Industrials)[1]		8,370	277,884
Health Care REIT, Inc., 6.500% (Health Care)		1,200	64,800
Newell Financial Trust I, 5.250% (Financials)		13,455	679,477
Total Preferred Stocks (cost $998,799)			1,022,161

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

U.S. Government and Agency Obligations - 3.9%
U.S. Treasury Obligations - 3.9%
U.S. Treasury Note,
0.250%, 02/28/14 (cost 5,490,956)	$5,500,000	$5,495,276

	Shares
Other Investment Companies - 2.4%[2]
BNY Mellon Overnight Government Fund, 0.18%[3]	2,504,502	2,504,502
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	817,528	817,528
Total Other Investment Companies (cost $3,322,030)		3,322,030
Total Investments - 101.4% (cost $131,985,712)		141,307,857
Other Assets, less Liabilities - (1.4)%		(1,893,419)
Net Assets - 100.0%		$139,414,438

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2012, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid-Cap	$12,738,844	$1,269,350	$(360,587)	$908,763
Managers AMG Chicago Equity Partners Balanced	35,575,775	2,926,043	(431,175)	2,494,868
Managers High Yield	29,844,808	1,240,162	(422,166)	817,996
Managers Fixed Income	131,985,712	14,364,469	(5,042,324)	9,322,145

*	Non-income-producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield	$8,069,276	28.0%
Managers Fixed Income	23,863,229	5.7%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2012, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Mid-Cap	$329,014	2.5%
Managers AMG Chicago Equity Partners Balanced	967,099	2.6%
Managers High Yield	1,808,690	6.3%
Managers Fixed Income	2,404,587	1.7%

[2]	Yield shown for each investment company represents the June 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Floating Rate Security: The rate listed is as of June 30, 2012. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security: The rate listed is as of June 30, 2012 and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Payment-in-kind security: A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[8]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities market value at June 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield	$132,811	0.5%
Managers Fixed Income	1,880,347	1.3%

[9]

Convertible Bond: A corporate bond, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at June 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Fixed Income	$11,324,757	8.1%

Notes to Schedules of Portfolio Investments (continued)

[10]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies at June 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Fixed Income	$163,259	0.1%

As of June 30, 2012, the securities in Chicago Equity Partners Mid-Cap Fund were all valued using Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments. (See Note 1(a) in the Notes to Financial Statements.)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2012. (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$21,950,804	—	—	$21,950,804
Corporate Bonds and Notes††	—	$737,166	—	737,166
U.S. Government and Agency Obligations††	—	13,365,106	—	13,365,106
Other Investment Companies	2,017,567	—	—	2,017,567

Total Investments in Securities	$23,968,371	$14,102,272	—	$38,070,643

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers High Yield Fund
Investments in Securities
Bank Loan Obligations	—	$264,535	—	$264,535
Common Stocks†	$2,051	—	—	2,051
Corporate Bonds and Notes††	—	26,935,298	—	26,935,298
Other Investment Companies	3,460,920	—	—	3,460,920

Total Investments in Securities	$3,462,971	$27,199,833	—	$30,662,804

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	$5,085,595	—	$5,085,595
Common Stocks†	$23,765,282	—	—	23,765,282
Corporate Bonds and Notes††	—	92,099,373	—	92,099,373
Foreign Government and Agency Obligations	—	7,959,077	—	7,959,077
Mortgage-Backed Securities	—	512,707	—	512,707
Municipal Bonds	—	2,046,356	—	2,046,356
Preferred Stocks†	1,022,161	—	—	1,022,161
U.S. Government and Agency Obligations††	—	5,495,276	—	5,495,276
Other Investment Companies	3,322,030	—	—	3,322,030

Total Investments in Securities	$28,109,473	$113,198,384	—	$141,307,857

†	All common stocks and preferred stocks held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2012, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp.	FHLMC:	Federal Home Loan Mortgage Corp.
AMBAC:	American Municipal Bond Assurance Corp.	FNMA:	Federal National Mortgage Association
BHAC:	Berkshire Hathaway Assurance Corp.	GMTN:	Global Medium-Term Notes
EMTN:	Euro Medium-Term Notes	MTN:	Medium-Term Notes
FHLB:	Federal Home Loan Bank	REIT:	Real Estate Investment Trust

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar	MXN:	Mexican Peso
BRL:	Brazilian Real	NZD:	New Zealand Dollar
EUR:	Euro	SGD:	Singapore Dollar
GBP:	British Pound

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

	Managers AMG Chicago Equity Partners Mid-Cap Fund	Managers AMG Chicago Equity Partners Balanced Fund	Managers High Yield Fund	Managers Fixed Income Fund
Assets:
Investments at value* (including securities on loan valued at $329,014, $967,099, $1,808,690, and $2,404,587, respectively)	$13,647,607	$38,070,643	$30,662,804	$141,307,857
Foreign currency**	—	—	—	5
Cash	—	53	—	19,835
Receivable for investments sold	154,661	244,415	112,663	—
Receivable for Fund shares sold	—	169,001	11,154	169,237
Receivable from affiliate	6,716	7,845	12,872	22,944
Dividends, interest and other receivables	18,603	105,771	567,247	1,517,440
Prepaid expenses	31,514	31,131	32,374	37,023
Total assets	13,859,101	38,628,859	31,399,114	143,074,341
Liabilities:
Payable upon return of securities loaned	330,347	986,511	1,873,128	2,504,502
Payable for Fund shares repurchased	12,134	97,543	339,215	956,903
Payable for investments purchased	170,260	391,330	223,425	21,347
Payable to custodian	—	—	854	—
Accrued expenses:
Investment management and advisory fees	7,476	20,778	16,455	52,349
Administrative fees	2,136	5,937	4,701	23,267
Other	38,686	33,865	77,498	101,535
Total liabilities	561,039	1,535,964	2,535,276	3,659,903

Net Assets	$13,298,062	$37,092,895	$28,863,838	$139,414,438
Net Assets Represent:
Paid-in capital	$15,296,377	$33,628,228	$31,417,880	$129,868,915
Undistributed net investment income (loss)	72,511	24,737	3,800	(144,598)
Accumulated net realized gain (loss) from investments and foreign currency transactions	(3,059,058)	883,594	(3,381,799)	370,180
Net unrealized appreciation of investments and foreign currency translations	988,232	2,556,336	823,957	9,319,941
Net Assets	$13,298,062	$37,092,895	$28,863,838	$139,414,438
* Investments at cost	$12,659,375	$35,514,307	$29,838,847	$131,985,712
** Foreign currency at cost	—	—	—	$5

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2012 (continued)

	Managers AMG Chicago Equity Partners Mid-Cap Fund		Managers AMG Chicago Equity Partners Balanced Fund		Managers High Yield Fund		Managers Fixed Income Fund
Class A Shares:
Net Assets	$11,229,209		$24,238,338		$24,065,909		$39,710,223
Shares outstanding	763,698		1,676,851		3,097,909		3,577,192
Net asset value, offering and redemption price per share	$14.70		$14.45		$7.77		$11.10
Offering price per share based on a maximum sales charge of 5.75% (NAV per share/(100% - 5.75%)	$15.60		$15.33		n/a		n/a
Offering price per share based on a maximum sales charge of 4.25% (NAV per share/(100% - 4.25%)	n/a		n/a		$8.11		$11.59
Class B Shares:
Net Assets	—	[1]	—	[1]	—	[1]	$3,047,879	[2]
Shares outstanding	—	[1]	—	[1]	—	[1]	276,653
Net asset value, offering and redemption price per share	—	[1]	—	[1]	—	[1]	$11.02
Class C Shares:
Net Assets	$1,517,074		$3,525,091		$2,465,589		$33,053,600
Shares outstanding	111,869		245,308		322,083		2,982,703
Net asset value, offering and redemption price per share	$13.56		$14.37		$7.66		$11.08
Institutional Class Shares:
Net Assets	$551,779		$9,329,466		$2,332,340		$63,602,736
Shares outstanding	35,941		640,022		297,102		5,711,978
Net asset value, offering and redemption price per share	$15.35		$14.58		$7.85		$11.13

[1]	Effective at the close of business on June 30, 2011, all B shares converted to A shares.
[2]	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the six months ended June 30, 2012 (unaudited)

	Managers AMG Chicago Equity Partners Mid-Cap Fund	Managers AMG Chicago Equity Partners Balanced Fund	Managers High Yield Fund	Managers Fixed Income Fund
Investment Income:
Dividend income	$117,020	$228,167	$426	$714,680
Interest income	—	146,093	1,188,613	3,017,084
Securities lending income	11,995	3,557	12,973	19,411
Foreign withholding tax	(30)	—	—	(78,123)
Total investment income	128,985	377,817	1,202,012	3,673,052
Expenses:
Investment management and advisory fees	61,314	119,236	100,013	323,674
Administrative fees	15,426	34,068	28,576	143,855
Distribution fees - Class A	13,477	26,963	29,298	48,295
Distribution fees - Class B	—	—	—	15,380
Distribution fees - Class C	9,788	15,536	13,409	168,927
Registration fees	16,545	16,028	17,444	18,326
Professional fees	15,409	16,982	17,227	26,898
Custodian	7,883	10,980	37,400	18,690
Reports to shareholders	4,398	3,395	8,293	10,319
Transfer agent	4,207	4,109	7,355	12,901
Trustees fees and expenses	1,292	1,268	1,255	5,038
Miscellaneous	1,923	1,420	1,451	3,950
Total expenses before offsets	151,662	249,985	261,721	796,253
Expense reimbursements	(51,658)	(37,144)	(90,422)	(139,260)
Expense reductions	(3,108)	(1,949)	(4)	(19)
Net expenses	96,896	210,892	171,295	656,974

Net investment income	32,089	166,925	1,030,717	3,016,078
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,443,876	832,470	371,548	374,576
Net realized loss on foreign currency transactions	—	—	—	(4,396)
Net change in unrealized appreciation (depreciation) of investments	(1,498,661)	798,723	631,325	3,408,161
Net change in unrealized depreciation on foreign currency translations	—	—	—	(124)
Net realized and unrealized gain	1,945,215	1,631,193	1,002,873	3,778,217

Net increase in net assets resulting from operations	$1,977,304	$1,798,118	$2,033,590	$6,794,295

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2012 (unaudited) and the year ended December 31, 2011

	Managers AMG Chicago Equity Partners Mid-Cap Fund		Managers AMG Chicago Equity Partners Balanced Fund
	2012	2011	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$32,089	$156,782	$166,925	$273,923
Net realized gain on investments	3,443,876	4,758,007	832,470	1,415,947
Net change in unrealized appreciation (depreciation) of investments	(1,498,661)	(4,583,293)	798,723	(146,517)
Net increase in net assets resulting from operations	1,977,304	331,496	1,798,118	1,543,353
Distributions to Shareholders:
From net investment income:
Class A	—	(26,691)	(92,925)	(141,069)
Class B	—	—	—	(2,358)[2]
Class C	—	—	(1,917)	(8,301)
Institutional Class	—	(148,442)	(50,334)	(118,047)
From net realized gain on investments:
Class A	—	—	—	(609,401)
Class C	—	—	—	(86,651)
Institutional Class	—	—	—	(303,733)
Total distributions to shareholders	—	(175,133)	(145,176)	(1,269,560)
From Capital Share Transactions:[1]
Proceeds from sale of shares	3,166,200	6,691,020	10,944,385	16,250,809
Reinvestment of dividends and distributions	—	161,604	84,557	731,974
Cost of shares repurchased	(31,942,078)	(7,655,858)	(4,526,687)	(7,154,472)
Net increase (decrease) from capital share transactions	(28,775,878)	(803,234)	6,502,255	9,828,311

Total increase (decrease) in net assets	(26,798,574)	(646,871)	8,155,197	10,102,104
Net Assets:
Beginning of period	40,096,636	40,743,507	28,937,698	18,835,594
End of period	$13,298,062	$40,096,636	$37,092,895	$28,937,698
End of period undistributed net investment income	$72,511	$40,422	$24,737	$2,988

Share Transactions:[1]
Sale of shares	208,295	451,189	762,627	1,173,475
Reinvested shares from dividends and distributions	—	11,037	5,823	52,990
Shares repurchased	(2,104,662)	(524,519)	(313,677)	(512,342)
Net increase (decrease) in shares	(1,896,367)	(62,293)	454,773	714,123

[1]	See note 1(g) of the Notes to Financial Statements.
[2]	The amounts disclosed above were incurred prior to the closing of B shares and/or the conversion to A shares.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2012 (unaudited) and the year ended December 31, 2011

	Managers High Yield Fund		Managers Fixed Income Fund
	2012	2011	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,030,717	$2,296,451	$3,016,078	$5,661,635
Net realized gain (loss) on investments and foreign currency transactions	371,548	655,638	370,180	3,644,382
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	631,325	(1,626,756)	3,408,037	(3,373,659)
Net increase in net assets resulting from operations	2,033,590	1,325,333	6,794,295	5,932,358
Distributions to Shareholders:
From net investment income:
Class A	(855,624)	(1,680,397)	(866,495)	(1,603,759)
Class B	—	(20,401)[2]	(56,466)	(132,088)[2]
Class C	(85,976)	(231,424)	(622,674)	(1,401,818)
Institutional Class	(85,095)	(385,752)	(1,605,770)	(3,048,326)
From net realized gain on investments:
Class A	—	—	—	(568,193)
Class B	—	—	—	(51,604)
Class C	—	—	—	(535,426)
Institutional Class	—	—	—	(1,019,018)
Total distributions to shareholders	(1,026,695)	(2,317,974)	(3,151,405)	(8,360,232)
From Capital Share Transactions:[1]
Proceeds from sale of shares	3,903,177	11,057,218	19,171,912	51,743,179
Reinvestment of dividends and distributions	827,290	1,889,659	2,094,638	5,549,842
Cost of shares repurchased	(9,045,669)	(10,976,061)	(22,563,010)	(67,335,959)
Net increase (decrease) from capital share transactions	(4,315,202)	1,970,816	(1,296,460)	(10,042,938)

Total increase (decrease) in net assets	(3,308,307)	978,175	2,346,430	(12,470,812)
Net Assets:
Beginning of period	32,172,145	31,193,970	137,068,008	149,538,820
End of period	$28,863,838	$32,172,145	$139,414,438	$137,068,008
End of period undistributed net investment income (loss)	$3,800	$(222)	$(144,598)	$(9,271)

Share Transactions:[1]
Sale of shares	503,951	1,441,511	1,718,248	4,652,777
Reinvested shares from dividends and distributions	107,194	247,428	188,395	506,037
Shares repurchased	(1,175,851)	(1,440,953)	(2,029,551)	(6,077,242)
Net increase (decrease) in shares	(564,706)	247,986	(122,908)	(918,428)

[1]	See note 1(g) of the Notes to Financial Statements.
[2]	The amounts disclosed above were incurred prior to the closing of B shares and/or the conversion to A shares.

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012	For the year ended December 31,
Class A	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.85	$13.77	$10.80	$7.82	$13.67	$14.60
Income from Investment Operations:
Net investment income (loss)	0.05 [3]	0.04 [3]	0.07	0.09	0.06	(0.02)[3]
Net realized and unrealized gain (loss) on investments	0.80 [3]	0.08 [3]	2.96	2.98	(5.84)	0.17 [3]
Total from investment operations	0.85	0.12	3.03	3.07	(5.78)	0.15
Less Distributions to Shareholders from:
Net investment income	—	(0.04)	(0.06)	(0.09)	(0.06)	—
Net realized gain on investments	—	—	—	—	(0.01)	(1.08)
Total distributions to shareholders	—	(0.04)	(0.06)	(0.09)	(0.07)	(1.08)
Net Asset Value, End of Period	$14.70	$13.85	$13.77	$10.80	$7.82	$13.67
Total Return[1]	6.14%[8]	0.86%	28.06%	39.20%	(42.28)%	0.84%
Ratio of net expenses to average net assets	1.20%[9]	1.18%	1.19%	1.19%	1.18%	1.21%
Ratio of net investment income (loss) to average net assets[1]	0.70%[9]	0.26%	0.60%	1.15%	0.57%	(0.10)%
Portfolio turnover	53%[8]	125%	137%	115%	107%	125%
Net assets at end of period (000’s omitted)	$11,229	$9,268	$7,590	$6,149	$3,863	$6,464

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.97%[9]	1.44%	1.47%	1.53%	1.44%	1.37%
Ratio of net investment income (loss) to average net assets	(0.07)%[9]	0.00%[4]	0.32%	0.81%	0.31%	(0.25)%

	For the six months ended June 30, 2012	For the year ended December 31,
Class C	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.83	$12.81	$10.11	$7.32	$12.79	$13.80
Income from Investment Operations:
Net investment income (loss)	(0.01)[3]	(0.07)[3]	(0.04)	0.02	(0.03)	(0.12)[3]
Net realized and unrealized gain (loss) on investments	0.74 [3]	0.09 [3]	2.74	2.77	(5.43)	0.12 [3]
Total from investment operations	0.73	0.02	2.70	2.79	(5.46)	0.00
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.00)[4]	—	—
Net realized gain on investments	—	—	—	—	(0.01)	(1.01)
Total distributions to shareholders	—	—	—	(0.00)[4]	(0.01)	(1.01)
Net Asset Value, End of Period	$13.56	$12.83	$12.81	$10.11	$7.32	$12.79
Total Return[1]	5.69%[5,8]	0.16%[5]	26.71%	38.18%	(42.71)%	(0.19)%
Ratio of net expenses to average net assets	1.95%[9]	1.93%	1.94%	1.94%	1.94%	1.96%
Ratio of net investment income (loss) to average net assets[1]	(0.15)%[9]	(0.53)%	(0.18)%	0.38%	(0.23)%	(0.85)%
Portfolio turnover	53%[8]	125%	137%	115%	107%	125%
Net assets at end of period (000’s omitted)	$1,517	$2,397	$3,026	$3,669	$3,558	$8,651

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.75%[9]	2.19%	2.22%	2.28%	2.19%	2.12%
Ratio of net investment income (loss) to average net assets	(0.95)%[9]	(0.79)%	(0.46)%	0.04%	(0.49)%	(1.02)%

Managers AMG Chicago Equity Partners Mid-Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012	For the year ended December 31,
Institutional Class	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$14.57	$14.48	$11.39	$8.24	$14.42	$15.41
Income from Investment Operations:
Net investment income (loss)	(0.02)[3]	0.07 [3]	0.11	0.14	0.10	0.03 [3]
Net realized and unrealized gain (loss) on investments	0.80 [3]	0.10 [3]	3.08	3.12	(6.18)	0.11 [3]
Total from investment operations	0.78	0.17	3.19	3.26	(6.08)	0.14
Less Distributions to Shareholders from:
Net investment income	—	(0.08)	(0.10)	(0.11)	(0.09)	—
Net realized gain on investments	—	—	—	—	(0.01)	(1.13)
Total distributions to shareholders	—	(0.08)	(0.10)	(0.11)	(0.10)	(1.13)
Net Asset Value, End of Period	$15.35	$14.57	$14.48	$11.39	$8.24	$14.42
Total Return[1]	5.35%[5,8]	1.14%[5]	27.97%	39.59%	(42.13)%	0.78%
Ratio of net expenses to average net assets	0.97%[9]	0.93%	0.94%	0.94%	0.94%	0.96%
Ratio of net investment income (loss) to average net assets[1]	(0.31)%[9]	0.49%	0.84%	1.39%	0.77%	0.16%
Portfolio turnover	53%[8]	125%	137%	115%	107%	125%
Net assets at end of period (000’s omitted)	$552	$28,432	$29,867	$25,075	$22,152	$51,029

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.40%[9]	1.19%	1.22%	1.28%	1.19%	1.12%
Ratio of net investment income (loss) to average net assets	(0.74)%[9]	0.23%	0.56%	1.05%	0.51%	0.01%

Managers AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012	For the year ended December 31,
Class A	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.70	$13.49	$12.33	$10.45	$13.18	$12.86
Income from Investment Operations:
Net investment income	0.07 [3]	0.18 [3]	0.20	0.22	0.29	0.25
Net realized and unrealized gain (loss) on investments	0.74 [3]	0.69 [3]	1.16	1.87	(2.74)	0.34
Total from investment operations	0.81	0.87	1.36	2.09	(2.45)	0.59
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.18)	(0.20)	(0.21)	(0.27)	(0.27)
Net realized gain on investments	—	(0.48)	—	—	(0.01)	—
Total distributions to shareholders	(0.06)	(0.66)	(0.20)	(0.21)	(0.28)	(0.27)
Net Asset Value, End of Period	$14.45	$13.70	$13.49	$12.33	$10.45	$13.18
Total Return[1]	5.90%[8]	6.45%	11.14%	20.06%	(18.68)%	4.63%
Ratio of net expenses to average net assets	1.24%[9]	1.24%	1.22%	1.23%	1.17%	1.23%
Ratio of net investment income to average net assets[1]	0.98%[9]	1.27%	1.56%	1.77%	2.53%	1.93%
Portfolio turnover	42%[8]	94%	97%	114%	99%	206%
Net assets at end of period (000’s omitted)	$24,238	$17,519	$7,605	$6,933	$9,932	$2,076

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.47%[9]	1.70%	1.80%	1.76%	1.68%	1.78%
Ratio of net investment income to average net assets	0.75%[9]	0.81%	0.98%	1.24%	2.03%	1.38%

	For the six months ended June 30, 2012	For the year ended December 31,
Class C	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.63	$13.41	$12.25	$10.38	$13.08	$12.76
Income from Investment Operations:
Net investment income	0.02 [3]	0.07 [3]	0.11	0.12	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.73 [3]	0.69 [3]	1.15	1.88	(2.70)	0.33
Total from investment operations	0.75	0.76	1.26	2.00	(2.52)	0.49
Less Distributions to Shareholders from:
Net investment income	(0.01)	(0.07)	(0.10)	(0.13)	(0.17)	(0.17)
Net realized gain on investments	—	(0.47)	—	—	(0.01)	—
Total distributions to shareholders	(0.01)	(0.54)	(0.10)	(0.13)	(0.18)	(0.17)
Net Asset Value, End of Period	$14.37	$13.63	$13.41	$12.25	$10.38	$13.08
Total Return[1]	5.49%[8]	5.66%[5]	10.35%[5]	19.33%	(19.36)%	3.86%
Ratio of net expenses to average net assets	1.99%[9]	1.99%	1.97%	1.98%	1.96%	1.98%
Ratio of net investment income to average net assets[1]	0.23%[9]	0.52%	0.81%	1.04%	1.57%	1.17%
Portfolio turnover	42%[8]	94%	97%	114%	99%	206%
Net assets at end of period (000’s omitted)	$3,525	$2,534	$2,805	$3,056	$2,926	$4,013

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.22%[9]	2.45%	2.55%	2.51%	2.52%	2.53%
Ratio of net investment income to average net assets	0.00%[4,9]	0.06%	0.23%	0.51%	1.01%	0.62%

Managers AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012	For the year ended December 31,
Institutional Class	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.82	$13.60	$12.43	$10.54	$13.28	$12.96
Income from Investment Operations:
Net investment income	0.09 [3]	0.21 [3]	0.24	0.23	0.31	0.29
Net realized and unrealized gain (loss) on investments	0.75 [3]	0.71 [3]	1.17	1.90	(2.74)	0.34
Total from investment operations	0.84	0.92	1.41	2.13	(2.43)	0.63
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.22)	(0.24)	(0.24)	(0.30)	(0.31)
Net realized gain on investments	—	(0.48)	—	—	(0.01)	—
Total distributions to shareholders	(0.08)	(0.70)	(0.24)	(0.24)	(0.31)	(0.31)
Net Asset Value, End of Period	$14.58	$13.82	$13.60	$12.43	$10.54	$13.28
Total Return[1]	6.05%[8]	6.77%	11.42%	20.44%	(18.51)%	4.87%
Ratio of net expenses to average net assets	0.99%[9]	0.99%	0.97%	0.98%	0.96%	0.98%
Ratio of net investment income to average net assets[1]	1.23%[9]	1.52%	1.81%	2.03%	2.58%	2.18%
Portfolio turnover	42%[8]	94%	97%	114%	99%	206%
Net assets at end of period (000’s omitted)	$9,329	$8,885	$7,863	$7,164	$6,065	$7,754

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.22%[9]	1.45%	1.55%	1.51%	1.52%	1.53%
Ratio of net investment income to average net assets	1.00%[9]	1.06%	1.23%	1.50%	2.02%	1.63%

Managers High Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012	For the year ended December 31,
Class A	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.51	$7.74	$7.35	$5.25	$8.23	$8.63
Income from Investment Operations:
Net investment income	0.28 [3]	0.56 [3]	0.61	0.60	0.64	0.59
Net realized and unrealized gain (loss) on investments	0.26 [3]	(0.22)[3]	0.39	2.10	(2.99)	(0.40)
Total from investment operations	0.54	0.34	1.00	2.70	(2.35)	0.19
Less Distributions to Shareholders from:
Net investment income	(0.28)	(0.57)	(0.61)	(0.60)	(0.63)	(0.59)
Net Asset Value, End of Period	$7.77	$7.51	$7.74	$7.35	$5.25	$8.23
Total Return[1]	7.27%[8]	4.54%	14.20%	53.97%[5]	(30.02)%[5]	2.25%
Ratio of net expenses to average net assets	1.15%[9]	1.15%	1.15%	1.15%	1.15%[6]	1.15%
Ratio of net investment income to average net assets[1]	7.26%[9]	7.35%	8.06%	9.33%	8.57%[6]	6.92%
Portfolio turnover	23%[8]	48%	60%	56%	41%	51%
Net assets at end of period (000’s omitted)	$24,066	$23,957	$21,729	$28,450	$17,105	$24,151

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.78%[9]	1.69%	1.78%	1.68%	1.70%	1.55%
Ratio of net investment income to average net assets	6.63%[9]	6.81%	7.43%	8.80%	8.01%	6.52%

	For the six months ended June 30, 2012	For the year ended December 31,
Class C	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.40	$7.63	$7.24	$5.18	$8.12	$8.53
Income from Investment Operations:
Net investment income	0.25 [3]	0.50 [3]	0.54	0.54	0.57	0.53
Net realized and unrealized gain (loss) on investments	0.26 [3]	(0.22)[3]	0.39	2.06	(2.94)	(0.41)
Total from investment operations	0.51	0.28	0.93	2.60	(2.37)	0.12
Less Distributions to Shareholders from:
Net investment income	(0.25)	(0.51)	(0.54)	(0.54)	(0.57)	(0.53)
Net Asset Value, End of Period	$7.66	$7.40	$7.63	$7.24	$5.18	$8.12
Total Return[1]	6.92%[8]	3.69%	13.42%	52.57%[5]	(30.54)%[5]	1.32%
Ratio of net expenses to average net assets	1.90%[9]	1.90%	1.90%	1.90%	1.90%[6]	1.90%
Ratio of net investment income to average net assets[1]	6.53%[9]	6.60%	7.29%	8.68%	7.91%[6]	6.18%
Portfolio turnover	23%[8]	48%	60%	56%	41%	51%
Net assets at end of period (000’s omitted)	$2,466	$2,968	$4,053	$4,488	$3,516	$6,186

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.54%[9]	2.44%	2.53%	2.43%	2.46%	2.30%
Ratio of net investment income to average net assets	5.89%[9]	6.06%	6.66%	8.15%	7.36%	5.78%

Managers High Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012	For the year ended December 31,
Institutional Class	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.59	$7.82	$7.42	$5.29	$8.29	$8.70
Income from Investment Operations:
Net investment income	0.29 [3]	0.59 [3]	0.63	0.64	0.64	0.64
Net realized and unrealized gain (loss) on investments	0.26 [3]	(0.22)[3]	0.40	2.11	(2.98)	(0.43)
Total from investment operations	0.55	0.37	1.03	2.75	(2.34)	0.21
Less Distributions to Shareholders from:
Net investment income	(0.29)	(0.60)	(0.63)	(0.62)	(0.66)	(0.62)
Net Asset Value, End of Period	$7.85	$7.59	$7.82	$7.42	$5.29	$8.29
Total Return[1]	7.37%[8]	4.83%	14.58%	54.64%[5]	(29.80)%[5]	2.40%
Ratio of net expenses to average net assets	0.90%[9]	0.90%	0.90%	0.90%	0.90%[6]	0.90%
Ratio of net investment income to average net assets[1]	7.49%[9]	7.60%	8.26%	9.68%	8.90%[6]	7.16%
Portfolio turnover	23%[8]	48%	60%	56%	41%	51%
Net assets at end of period (000’s omitted)	$2,332	$5,247	$4,718	$3,658	$2,890	$3,423

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.56%[9]	1.44%	1.53%	1.42%	1.46%	1.30%
Ratio of net investment income to average net assets	6.83%[9]	7.06%	7.63%	9.16%	8.34%	6.77%

Managers Fixed Income Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012	For the year ended December 31,
Class A	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.81	$11.00	$10.43	$8.93	$10.54	$10.55
Income from Investment Operations:
Net investment income	0.24 [3]	0.46 [3]	0.47	0.52	0.55	0.56
Net realized and unrealized gain (loss) on investments	0.30 [3]	0.03 [3]	0.56	1.49	(1.62)	0.01
Total from investment operations	0.54	0.49	1.03	2.01	(1.07)	0.57
Less Distributions to Shareholders from:
Net investment income	(0.25)	(0.51)	(0.46)	(0.49)	(0.54)	(0.58)
Net realized gain on investments	—	(0.17)	—	(0.02)	—	—
Total distributions to shareholders	(0.25)	(0.68)	(0.46)	(0.51)	(0.54)	(0.58)
Net Asset Value, End of Period	$11.10	$10.81	$11.00	$10.43	$8.93	$10.54
Total Return[1]	4.99%[8]	4.53%	10.04%	23.14%	(10.45)%	5.53%
Ratio of net expenses to average net assets	0.84%[9]	0.84%	0.84%	0.84%	0.84%	0.82%
Ratio of net investment income to average net assets[1]	4.27%[9]	4.18%	4.13%	5.30%	5.72%	5.12%
Portfolio turnover	7%[8]	28%	23%	42%	16%	17%
Net assets at end of period (000’s omitted)	$39,710	$35,647	$38,655	$40,625	$33,417	$24,122

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.03%[9]	1.05%	1.07%	1.08%	1.08%	1.12%
Ratio of net investment income to average net assets	4.08%[9]	3.97%	3.90%	5.06%	5.48%	4.84%

	For the six months ended June 30, 2012	For the year ended December 31,
Class B	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.73	$10.91	$10.35	$8.86	$10.47	$10.48
Income from Investment Operations:
Net investment income	0.19 [3]	0.38 [3]	0.40	0.49	0.48	0.51
Net realized and unrealized gain (loss) on investments	0.30 [3]	0.03 [3]	0.54	1.43	(1.62)	(0.03)
Total from investment operations	0.49	0.41	0.94	1.92	(1.14)	0.48
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.42)	(0.38)	(0.41)	(0.47)	(0.49)
Net realized gain on investments	—	(0.17)	—	(0.02)	—	—
Total distributions to shareholders	(0.20)	(0.59)	(0.38)	(0.43)	(0.47)	(0.49)
Net Asset Value, End of Period	$11.02	$10.73	$10.91	$10.35	$8.86	$10.47
Total Return[1]	4.61%[8]	3.83%[5]	9.16%[5]	22.22%	(11.13)%	4.74%
Ratio of net expenses to average net assets	1.59%[9]	1.59%	1.59%	1.59%	1.59%	1.55%
Ratio of net investment income to average net assets[1]	3.52%[9]	3.42%	3.40%	4.67%	4.90%	4.37%
Portfolio turnover	7%[8]	28%	23%	42%	16%	17%
Net assets at end of period (000’s omitted)	$3,048	$3,233 [7]	$3,773	$4,055	$6,349	$9,029

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.78%[9]	1.80%	1.82%	1.83%	1.82%	1.85%
Ratio of net investment income to average net assets	3.33%[9]	3.21%	3.17%	4.43%	4.66%	4.05%

Managers Fixed Income Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012	For the year ended December 31,
Class C	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.79	$10.98	$10.41	$8.92	$10.54	$10.55
Income from Investment Operations:
Net investment income	0.19 [3]	0.38 [3]	0.39	0.44	0.48	0.48
Net realized and unrealized gain (loss) on investments	0.31 [3]	0.02 [3]	0.56	1.49	(1.62)	0.01
Total from investment operations	0.50	0.40	0.95	1.93	(1.14)	0.49
Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.42)	(0.38)	(0.42)	(0.48)	(0.50)
Net realized gain on investments	—	(0.17)	—	(0.02)	—	—
Total distributions to shareholders	(0.21)	(0.59)	(0.38)	(0.44)	(0.48)	(0.50)
Net Asset Value, End of Period	$11.08	$10.79	$10.98	$10.41	$8.92	$10.54
Total Return[1]	4.60%[8]	3.73%	9.22%	22.13%	(11.11)%	4.75%
Ratio of net expenses to average net assets	1.59%[9]	1.59%	1.59%	1.59%	1.59%	1.56%
Ratio of net investment income to average net assets[1]	3.51%[9]	3.42%	3.39%	4.53%	4.96%	4.38%
Portfolio turnover	7%[8]	28%	23%	42%	16%	17%
Net assets at end of period (000’s omitted)	$33,054	$33,615	$45,363	$57,658	$41,387	$32,154

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.78%[9]	1.80%	1.82%	1.83%	1.83%	1.86%
Ratio of net investment income to average net assets	3.32%[9]	3.21%	3.16%	4.29%	4.73%	4.08%

	For the six months ended June 30, 2012	For the year ended December 31,
Institutional Class	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.84	$11.03	$10.46	$8.96	$10.59	$10.59
Income from Investment Operations:
Net investment income	0.25 [3]	0.49 [3]	0.49	0.55	0.58	0.59
Net realized and unrealized gain (loss) on investments	0.30 [3]	0.02 [3]	0.57	1.48	(1.63)	0.01
Total from investment operations	0.55	0.51	1.06	2.03	(1.05)	0.60
Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.53)	(0.49)	(0.51)	(0.58)	(0.60)
Net realized gain on investments	—	(0.17)	—	(0.02)	—	—
Total distributions to shareholders	(0.26)	(0.70)	(0.49)	(0.53)	(0.58)	(0.60)
Net Asset Value, End of Period	$11.13	$10.84	$11.03	$10.46	$8.96	$10.59
Total Return[1]	5.11%[5,8]	4.79%	10.29%	23.39%	(10.23)%	5.84%
Ratio of net expenses to average net assets	0.59%[9]	0.59%	0.59%	0.59%	0.59%	0.56%
Ratio of net investment income to average net assets[1]	4.52%[9]	4.41%	4.34%	5.55%	5.93%	5.37%
Portfolio turnover	7%[8]	28%	23%	42%	16%	17%
Net assets at end of period (000’s omitted)	$63,603	$64,573	$61,748	$34,723	$28,561	$33,412

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.78%[9]	0.80%	0.82%	0.83%	0.83%	0.86%
Ratio of net investment income to average net assets	4.33%[9]	4.20%	4.11%	5.31%	5.69%	5.07%

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Rounds to less than $0.01, ($0.01) or 0.00%.
[5]	The total return is based on the Financial Statement Net Asset Values as shown.
[6]	Excludes interest expense for the year ended December 31, 2008 of 0.06%.
[7]	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.
[8]	Not Annualized
[9]	Annualized

Notes to Financial Statements

June 30, 2012 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are Managers AMG Chicago Equity Partners Mid-Cap Fund (“Mid-Cap”), Managers AMG Chicago Equity Partners Balanced Fund (“Balanced”), Managers High Yield Fund (“High Yield”) and Managers Fixed Income Fund (“Fixed Income”), each a “Fund” and collectively the “Funds.” High Yield will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 30 days of the purchase of those shares.

Effective May 1, 2011, Class B shares of the Mid-Cap, Balanced, and High Yield Funds closed to all investors and stopped accepting purchases, including purchase by exchange, except for purchases made by automatic reinvestment of dividends and capital gains pursuant to each Fund’s automatic reinvestment plan. On June 30, 2011 at the close of business, all outstanding Class B shares of the Mid-Cap, Balanced, and High Yield Funds were automatically converted to a number of full and/or fractional Class A shares equal in value to the shareholder’s Class B shares of each respective Fund.

Effective June 30, 2011, Class B shares of Fixed Income was closed to all new investors and will no longer be available for purchase by existing shareholders, including purchase by exchange, except for purchases made by automatic reinvestment of dividends and capital gains pursuant to the Fund’s automatic reinvestment plan. Shareholders who redeem Class B shares of the Fund will continue to be subject to the deferred sales charges described in the Prospectus.

Mid-Cap, Balanced, High Yield and Fixed Income each offer three classes of shares: Class A, Class C and Institutional Class. Sales of Class A shares may be subject to a front-end sales charge. Redemptions of Class A and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that each Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is

Notes to Financial Statements (continued)

inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2012, the amount by which the Funds’ expenses were reduced and the range of impact on each class’ expense ratio, if any, were as follows: Mid-Cap - $3,106 or 0.02% to 0.04%, and Balanced - $1,944 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended June 30, 2012, overdraft fees for Mid-Cap, Balanced, High Yield and Fixed Income equaled $7, $0, $0 and $0, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2012, the transfer agent expense for Mid-Cap, Balanced, High Yield and Fixed Income was reduced by $3, $4, $4 and $19, respectively.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund – Capital Shares. For the six months ended June 30, 2012, the management fee was not reduced for any of the Funds.

Notes to Financial Statements (continued)

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for Mid-Cap, monthly for Fixed Income and High Yield, and quarterly for Balanced. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which they invest, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2012, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. The amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
Fund	Short-Term	Long-Term	December 31,
Mid-Cap
(Pre-Enactment)	$5,731,380	—	2017

High Yield
(Pre-Enactment)	$3,542,420	—	2017

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended June 30, 2012 (unaudited) and the year ended December 31, 2011, the capital stock transactions by class for Mid-Cap, Balanced, High Yield, and Fixed Income were as follows:

Notes to Financial Statements (continued)

	Mid-Cap				Balanced
	2012		2011		2012		2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sale of shares	180,631	$2,746,477	263,383	$3,920,400	517,524	$7,422,024	909,939	$12,576,072
Reinvestment of distributions	—	—	1,042	14,584	2,358	34,039	20,194	277,613
Cost of shares repurchased	(85,848)	(1,282,675)	(146,524)	(2,063,396)	(121,481)	(1,733,588)	(215,408)	(2,998,631)

Net Increase	94,783	$1,463,802	117,901	$1,871,588	398,401	$5,722,475	714,725	$9,855,054

Class B:
Proceeds from sale of shares	—	—	1,377	$20,000	—	—	25,358	$346,964
Reinvestment of distributions	—	—	—	—	—	—	141	1,906
Cost of shares repurchased	—	—	(21,727)	(311,090)	—	—	(67,705)	(955,063)

Net Decrease	—	—	(20,350)[1]	$(291,090)[1]	—	—	(42,206)[1]	$(606,193)[1]

Class C:
Proceeds from sale of shares	7,112	$102,205	24,002	$320,120	101,990	$1,452,327	98,793	$1,350,143
Reinvestment of distributions	—	—	—	—	44	629	2,507	34,234
Cost of shares repurchased	(82,167)	(1,139,160)	(73,236)	(971,463)	(42,682)	(609,990)	(124,616)	(1,733,656)

Net Increase (Decrease)	(75,055)	$(1,036,955)	(49,234)	$(651,343)	59,352	$842,966	(23,316)	$(349,279)

Institutional Class:
Proceeds from sale of shares	20,552	$317,518	162,427	$2,430,500	143,113	$2,070,034	139,385	$1,977,630
Reinvestment of distributions	—	—	9,995	147,020	3,421	49,889	30,148	418,221
Cost of shares repurchased	(1,936,647)	(29,520,243)	(283,032)	(4,309,909)	(149,514)	(2,183,109)	(104,613)	(1,467,122)

Net Increase (Decrease)	(1,916,095)	$(29,202,725)	(110,610)	$(1,732,389)	(2,980)	$(63,186)	64,920	$928,729

[1]	Effective at the close of business on June 30, 2011, all B shares converted to A shares

	High Yield				Fixed Income
	2012		2011		2012		2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sale of shares	425,945	$3,299,944	1,215,827	$9,320,334	599,713	$6,675,621	1,204,327	$13,370,619
Reinvestment of distributions	90,310	696,978	180,827	1,378,945	47,176	523,920	122,816	1,344,883
Cost of shares repurchased	(607,538)	(4,683,279)	(1,015,358)	(7,730,623)	(367,914)	(4,090,844)	(1,543,478)	(17,095,985)

Net Increase (Decrease)	(91,283)	$(686,357)	381,296	$2,968,656	278,975	$3,108,697	(216,335)	$(2,380,483)

Class B:
Proceeds from sale of shares	—	—	357	$2,756	1,374	$15,237	14,740	$161,405
Reinvestment of distributions	—	—	1,556	12,016	2,581	28,442	8,809	95,746
Cost of shares repurchased	—	—	(92,823)	(711,810)	(28,729)	(313,090)	(67,872)	(747,832)

Net Decrease	—	—	(90,910)[1]	$(697,038)[1]	(24,774)	$(269,411)	(44,323)[2]	$(490,681)[2]

Class C:
Proceeds from sale of shares	21,870	$166,763	44,565	$335,390	219,422	$2,440,264	335,178	$3,710,019
Reinvestment of distributions	7,319	55,687	18,025	136,020	37,209	412,394	111,887	1,222,852
Cost of shares repurchased	(108,125)	(825,164)	(193,035)	(1,455,549)	(389,443)	(4,327,210)	(1,463,649)	(16,217,517)

Net Decrease	(78,936)	$(602,714)	(130,445)	$(984,139)	(132,812)	$(1,474,552)	(1,016,584)	$(11,284,646)

Institutional Class:
Proceeds from sale of shares	56,136	$436,470	180,762	$1,398,738	897,739	$10,040,790	3,098,532	$34,501,136
Reinvestment of distributions	9,565	74,625	47,020	362,678	101,429	1,129,882	262,525	2,886,361
Cost of shares repurchased	(460,188)	(3,537,226)	(139,737)	(1,078,079)	(1,243,465)	(13,831,866)	(3,002,243)	(33,274,625)

Net Increase	(394,487)	$(3,026,131)	88,045	$683,337	(244,297)	$(2,661,194)	358,814	$4,112,872

[1]	Effective at the close of business on June 30, 2011, all B shares converted to A shares.
[2]	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.

Notes to Financial Statements (continued)

At June 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Mid-Cap – two collectively own 46%; Balanced – two collectively own 68%; High Yield – five collectively own 75%; Fixed Income – eight collectively own 68%. Transactions by these shareholders may have a material impact on their respective Fund.

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

i.	Foreign Securities

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2012, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Investment Management Fee
Mid-Cap	0.70%
Balanced	0.70%
High Yield	0.70%
Fixed Income	0.45%

The Investment Manager has contractually agreed, through at least May 1, 2013, to waive fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commission and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to the following percentages of the following Funds’ average daily net assets:

	Mid-Cap	Balanced	High Yield	Fixed Income
Class A	1.24%	1.25%	1.15%	0.84%
Class B	n/a	n/a	n/a	1.59%
Class C	1.99%	2.00%	1.90%	1.59%
Institutional Class	0.99%	1.00%	0.90%	0.59%

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2012, each Fund’s components of reimbursement available are detailed in the following chart:

	Mid-Cap	Balanced	High Yield	Fixed Income
Reimbursement Available - 12/31/11	$261,050	$300,319	$539,411	$941,142

Additional Reimbursements	44,335	37,144	90,422	139,260

Repayments	—	—	—	—

Expired Reimbursements	(45,102)	(50,904)	(71,813)	(139,040)

Reimbursement Available - 6/30/12	$260,283	$286,559	$558,020	$941,362

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. The Funds pay a fee to the Administrator at the rate of 0.20% per annum of each Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of

Notes to Financial Statements (continued)

$8,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class A, Class B and Class C shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class A shares and 1.00% annually of each Fund’s average daily net assets attributable to Class B and Class C shares, respectively.

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The following summarizes the total fees incurred under the Plan for Class A, Class B and Class C shares for the six months ended June 30, 2012:

Amount
Mid-Cap	$23,265
Balanced	42,499
High Yield	42,707
Fixed Income	232,602

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2012, Chicago Equity Partners Mid Cap borrowed $2,096,404 for 6 days paying interest of $371. The interest paid is included in the Statements of Operations as miscellaneous expense. For the same period, Chicago Equity Partners Balanced lent $528,823 for 5 days earning interest of $82 and High Yield lent $691,861, for 1 day earning interest of $22. The interest earned is included in the Statements of Operations as interest income.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2012, were as follows:

	Long-Term Securities (excluding U.S. Government Obligations)
Fund	Purchases	Sales
Mid-Cap	$9,191,613	$38,062,155
Balanced	12,492,206	9,825,078
High Yield	6,336,880	10,824,855
Fixed Income	6,024,305	6,648,139

	U.S. Government Obligations
Fund	Purchases	Sales
Mid-Cap	n/a	n/a
Balanced	$7,609,123	$4,150,230
High Yield	n/a	n/a
Fixed Income	5,490,956	3,523,715

4.	Portfolio Securities Loaned

Mid-Cap, Balanced, High Yield and Fixed Income participate in the securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of

Notes to Financial Statements (continued)

cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNYM and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in ICRF, pursuant to which (i) BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from the Fund. On October 17, 2011, after certifying that each Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from each Fund at a predetermined price, which represented a premium over the fair market value of the Lehman Securities at that date.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds have had no prior claims or losses and expect the risks of loss to be remote.

6.	Risks Associated with High Yield Securities (High Yield)

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7.	New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Funds’ financial statements and disclosures.

8.	Subsequent Events

Effective July 1, 2012, Managers Investment Group LLC has contractually agreed until at least May 1, 2014, to limit the Balanced Fund’s total annual operating expenses (exclusive of taxes interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Class A, Class C and Institutional Class shares, to 1.09%, 1.84%, and 0.84% of average daily net assets, respectively. Immediately prior to July 1, 2012, the Fund had a contractual expense limitation of 1.25%, 2.00%, and 1.00% of such classes respectively.

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement for each Fund Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of its duties through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as each Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the

Annual Renewal of Investment Advisory Agreements (continued)

cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor (other than Chicago Equity Partners, LLC (“CEP”), which is an affiliate of the Investment Manager), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisors (other than CEP). In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with a Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by each unaffiliated Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by each unaffiliated Subadvisor to be a material factor in their deliberations at this time.

In considering the reasonableness of the fees payable by the Investment Manager to CEP, the Trustees noted that CEP is an affiliate of the Investment Manager and reviewed information provided by CEP regarding the cost to CEP of providing subadvisory services to a Fund and the resulting profitability from such relationship and noted that, because CEP is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees noted the current asset levels of each Fund managed by CEP and the undertaking by the Investment Manager to maintain an expense limitation for each Fund. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by CEP and the profitability to CEP of its relationship with a Fund were not material factors in the Trustees’ deliberations at this time. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by CEP to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and each Subadvisor.

Managers AMG Chicago Equity Partners Balanced Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class A shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above the median performance of the Peer Group and above, below, above and above, respectively, the performance of the Fund Benchmark, a Composite Index (60% Russell 1000® Index and 40% Barclays U.S. Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012

Annual Renewal of Investment Advisory Agreements (continued)

were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed to lower the Fund’s contractual expense limitation from 1.25% to 1.09%, 2.00% to 1.84% and 1.00% to 0.84% for Class A shares, Class C shares and Institutional Class shares, respectively, of the Fund’s net annual operating expenses (subject to certain excluded expenses) effective July 1, 2012 through at least May 1, 2014. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds, and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers Fixed Income Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays U.S. Aggregate Bond Index. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.84%, 1.59%, 1.59% and 0.59% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Trustees also took into account management’s discussion of the Fund’s expenses, including relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class A shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31,

2012 was below, above, below and above, respectively, the median performance of the Peer Group and below, above, below and below, respectively, the performance of the Fund Benchmark, the Russell Midcap® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s favorable performance relative to the Peer Group and Benchmark for the 3-year period and the reasons for the Fund’s relative underperformance over longer-term periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were lower and higher, respectively, than the average for the Peer Group. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through May 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.24%, 1.99% and 0.99% for Class A shares, Class C shares and Institutional Class shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers High Yield Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class A shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above, above, at and above, respectively, the median performance of the Peer Group and equal to, above, below and below, respectively, the performance of the Fund Benchmark, the Barclays U.S. Corporate High Yield Bond Index. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund’s performance was generally in-line with the Fund Benchmark’s performance over the 1-year period and the Fund’s 5-year performance was impacted by poor performance in 2008. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded

Annual Renewal of Investment Advisory Agreements (continued)

expenses) to 1.15%, 1.90% and 0.90% for Class A shares, Class C shares and Institutional Class shares, respectively. The Trustees took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the

Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Jack W. Aber

Bruce B. Bingham

Christine E. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS

CADENCE CAPITAL APPRECIATION	REAL ESTATE SECURITIES	CHICAGO EQUITY PARTNERS BALANCED
CADENCE FOCUSED GROWTH	Urdang Securities Management, Inc.	Chicago Equity Partners, LLC
CADENCE MID-CAP
CADENCE EMERGING COMPANIES	RENAISSANCE LARGE CAP GROWTH	ALTERNATIVE FUNDS
Cadence Capital Management, LLC	Renaissance Group LLC
FQ GLOBAL ALTERNATIVES
CHICAGO EQUITY PARTNERS MID-CAP	SKYLINE SPECIAL EQUITIES PORTFOLIO	FQ GLOBAL ESSENTIALS
Chicago Equity Partners, LLC	Skyline Asset Management, L.P.	First Quadrant, L.P.

ESSEX SMALL/MICRO CAP GROWTH		INCOME FUNDS
Essex Investment Management Co., LLC	SPECIAL EQUITY
	Ranger Investment Management, L.P.	BOND (MANAGERS)
FQ TAX-MANAGED U.S. EQUITY	Lord, Abbett & Co. LLC	FIXED INCOME
FQ U.S. EQUITY	Smith Asset Management Group, L.P.	GLOBAL INCOME OPPORTUNITY
First Quadrant, L.P.	Federated MDTA LLC	Loomis, Sayles & Co., L.P.

FRONTIER SMALL CAP GROWTH	SYSTEMATIC VALUE	BOND (MANAGERS PIMCO)
Frontier Capital Management Company, LLC	SYSTEMATIC MID CAP VALUE	Pacific Investment Management Co. LLC
Systematic Financial Management, L.P.
GW&K SMALL CAP EQUITY		CALIFORNIA INTERMEDIATE TAX-FREE
Gannett Welsh & Kotler, LLC	TIMESSQUARE MID CAP GROWTH	Miller Tabak Asset Management LLC
TIMESSQUARE SMALL CAP GROWTH
MICRO-CAP	TSCM GROWTH EQUITY	GW&K MUNICIPAL BOND
Lord, Abbett & Co. LLC	TimesSquare Capital Management, LLC	GW&K MUNICIPAL ENHANCED YIELD
WEDGE Capital Management L.L.P.		Gannett Welsh & Kotler, LLC
Next Century Growth Investors LLC	TRILOGY GLOBAL EQUITY
RBC Global Asset Management (U.S.) Inc.	TRILOGY EMERGING MARKETS EQUITY	HIGH YIELD
	TRILOGY INTERNATIONAL SMALL CAP	J.P. Morgan Investment Management LLC
Trilogy Global Advisors, L.P.
INTERMEDIATE DURATION GOVERNMENT
	YACKTMAN FUND	SHORT DURATION GOVERNMENT
	YACKTMAN FOCUSED FUND	Smith Breeden Associates, Inc.
Yacktman Asset Management L.P.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2012

Managers Short Duration Government Fund

Managers Intermediate Duration Government Fund

Managers Funds

Semi-Annual Report — June 30, 2012 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Short Duration Government Fund	6

Managers Intermediate Duration Government Fund	15

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	21

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	25
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	26
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	27
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	28
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	30
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	36

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2012	Expense Ratio for the Period	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expenses Paid During the Period*
Managers Short Duration Government Fund
Based on Actual Fund Return	0.81%	$1,000	$1,011	$4.05
Hypothetical (5% return before expenses)	0.81%	$1,000	$1,021	$4.07

Managers Intermediate Duration Government Fund
Based on Actual Fund Return	0.88%	$1,000	$1,019	$4.42
Hypothetical (5% return before expenses)	0.88%	$1,000	$1,020	$4.42

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), then divided by 366.

4

Fund Performance

Periods ended June 30, 2012 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
Managers Short Duration Government Fund[2,3,4,5]	1.06%	1.17%	2.23%	2.70%
BofA Merrill Lynch Six-Month U.S. Treasury Bill Index[7]	0.06%	0.17%	1.55%	2.17%

Managers Intermediate Duration Government Fund[2,3,4,5,6]	1.85%	4.66%	6.74%	5.17%
Citigroup Mortgage Index[8]	1.69%	5.05%	6.79%	5.47%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member of FINRA.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2012. All returns are in U.S. dollars ($).

[2]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay their creditors.
[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risks with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.

[5]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[6]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[7]

The BofA Merrill Lynch Six-Month U.S. Treasury Bill Index is an unmanaged index that measures returns of six-month Treasury Bills. Unlike the Fund, the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index is unmanaged, is not available for investment, and does not incur expenses.

[8]

The Citigroup Mortgage Index includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Unlike the Fund, the Citigroup Mortgage Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC Insured, nor bank guaranteed. May lose value.

5

Managers Short Duration Government Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Managers Short Duration
Category	Government Fund**
U.S. Government and Agency Obligations	84.0%
Mortgage-Backed Securities	10.0%
Asset-Backed Securities	0.2%
Other Assets and Liabilities	5.8%

**	As a percentage of net assets.

Managers Short Duration
Rating	Government Fund†
U.S. Treasury & Agency	90.0%
Aaa	9.7%
Baa	0.1%
Ba & lower	0.2%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings (unaudited)

% of
Security Name	Net Assets
FNMA, 5.500%, 12/01/17	2.1%
FNMA, 2.269%, 02/01/35*	2.0
FNMA, 2.493%, 11/01/34*	1.9
FHLMC Gold Pool, 3.500%, 01/01/26	1.9
FHLMC, 0.123%, 10/09/12	1.8
FNMA, 2.518%, 01/01/36*	1.7
FNMA, 6.000%, 11/01/22*	1.7
FNMA, 5.500%, 06/01/20*	1.6
FNMA, 5.500%, 03/01/20	1.5
FHLMC, 0.118%, 10/01/12*	1.3
Top Ten as a Group	17.5%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

Managers Short Duration Government Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Principal Amount	Value
Asset-Backed Securities - 0.2%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.565%, 11/25/35 (07/25/12)[1]	$763,970	$648,822
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A5, 1.325%, 12/25/34 (07/25/12)[1,2]	203,316	188,449
Total Asset-Backed Securities (cost $967,690)		837,271
Mortgage-Backed Securities - 10.0%
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2003-1, Class A2, 4.648%, 09/11/36	1,160,419	1,176,110
Series 2003-2, Class A4, 5.061%, 03/11/41[3]	250,000	258,975
Series 2005-2, Class A4, 4.783%, 07/10/43[3]	43,554	43,543
Series 2006-6, Class A2, 5.309%, 10/10/45	290,728	297,079
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2002-PBW1, Class A2, 4.720%, 11/11/35[3]	633,194	632,937
Series 2003-T10, Class A2, 4.740%, 03/13/40	670,561	682,463
Series 2003-T12, Class A4, 4.680%, 08/13/39[3]	1,980,000	2,041,170
Series 2004-PWR3, Class A4, 4.715%, 02/11/41	300,000	313,227
Series 2006-PW11, Class A2, 5.571%, 03/11/39[3]	550,811	552,357
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.745%, 02/25/35 (07/25/12)[1,2,4]	1,159,734	251,662
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3, 6.133%, 04/15/37	13,553	13,580
Series 2002-CP5, Class A2, 4.940%, 12/15/35	1,259,839	1,267,005
Series 2002-CP5, Class C, 5.230%, 12/15/35	1,400,000	1,402,601
Series 2003-C3, Class A5, 3.936%, 05/15/38	870,071	883,043
Series 2003-C5, Class A4, 4.900%, 12/15/36[3]	682,043	707,585
Series 2004-C5, Class A3, 4.499%, 11/15/37	742,364	747,850
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2, 4.996%, 12/10/37	772,100	775,076
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2, 5.640%, 05/10/40[3]	775,000	805,923
Series 2003-C3, Class A3, 4.646%, 04/10/40	120,912	121,437
Series 2003-C3, Class A4, 5.023%, 04/10/40	2,487,000	2,580,146
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3, 4.608%, 01/10/40	2,054,486	2,073,977
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2002-C1, Class A3, 5.376%, 07/12/37	450,281	450,086
Series 2002-CIB5, Class A2, 5.161%, 10/12/37	2,120,504	2,131,491
Series 2003-C1, Class A2, 4.985%, 01/12/37	1,371,017	1,388,023
Series 2004-CBX, Class A4, 4.529%, 01/12/37	174,731	174,714
Series 2005-LDP4, Class A3A1, 4.871%, 10/15/42	1,262,355	1,261,622
Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[3]	1,099,547	1,112,262
LB-UBS Commercial Mortgage Trust,
Series 2002-C4, Class A5, 4.853%, 09/15/31	479,270	479,562
Series 2003-C8, Class A3, 4.830%, 11/15/27	382,483	388,987
Series 2005-C7, Class A2, 5.103%, 11/15/30	92,374	93,049

The accompanying notes are an integral part of these financial statements.

7

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 10.0% (continued)
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3, 6.720%, 11/15/26[3]	$1,921,610	$2,115,339
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.892%, 02/12/42	689,447	692,824
Morgan Stanley Capital I, Inc.,
Series 2003-IQ4, Class A2, 4.070%, 05/15/40	938,378	953,827
Series 2003-IQ5, Class A4, 5.010%, 04/15/38	496,057	510,001
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class A4, 5.080%, 09/15/37	255,610	257,486
Series 2003-HQ2, Class A2, 4.920%, 03/12/35	4,748,253	4,814,259
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2, 4.493%, 02/11/36	1,155,000	1,173,768
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C3, Class A2, 4.867%, 02/15/35	1,976,284	2,001,789
Series 2003-C4, Class A2, 4.566%, 04/15/35	502,524	510,545
Series 2003-C6, Class A4, 5.125%, 08/15/35[3]	417,369	427,954
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.595%, 01/25/45 (07/25/12)[1]	610,415	484,670
Total Mortgage-Backed Securities (cost $40,429,071)		39,050,004

U.S. Government and Agency Obligations - 84.0%[5]
Federal Home Loan Mortgage Corporation - 26.4%
FHLMC,
2.125%, 11/01/33 (09/15/12)[1]	1,396,199	1,443,172
2.125%, 09/01/35 (09/15/12)[1,2]	2,572,793	2,691,431
2.273%, 10/01/28 (09/15/12)[1]	90,900	95,757
2.347%, 10/01/33 (09/15/12)[1,2]	2,000,596	2,119,186
2.350%, 10/01/33 (09/15/12)[1,2]	3,146,573	3,339,407
2.350%, 11/01/33 (09/15/12)[1]	1,785,266	1,900,943
2.355%, 12/01/33 (09/15/12)[1]	2,747,380	2,915,317
2.375%, 12/01/32 to 04/01/34 (09/15/12)[1]	2,108,789	2,237,289
2.375%, 03/01/34 (09/15/12)[1,2]	4,594,283	4,880,221
2.376%, 05/01/34 (09/15/12)[1]	3,248,504	3,430,937
2.393%, 05/01/33 (09/15/12)[1]	1,501,571	1,595,729
2.401%, 07/01/34 (09/15/12)[1,2]	467,655	496,434
2.525%, 02/01/23 (09/15/12)[1]	681,030	721,883
2.593%, 12/01/35 (09/15/12)[1]	578,287	615,240
2.612%, 06/01/35 (09/15/12)[1,2]	1,111,351	1,189,293
2.765%, 09/01/33 (09/15/12)[1,2]	2,897,766	3,100,009
3.185%, 02/01/37 (09/15/12)[1,2]	886,742	946,510
FHLMC Gold Pool,
3.500%, 01/01/26	7,000,000	7,366,972
4.000%, 07/01/24 to 09/01/26	7,291,484	7,733,488
4.500%, 07/01/18[2]	1,665,184	1,780,813
4.500%, 10/01/18 to 05/01/25	5,073,963	5,421,350
5.000%, 09/01/17 to 04/01/23	2,109,410	2,269,337
5.000%, 05/01/18[2]	482,239	522,609
5.000%, 05/01/18[2]	433,710	470,017

The accompanying notes are an integral part of these financial statements.

8

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 26.4% (continued)
5.000%, 10/01/18[2]	$3,378,665	$3,628,246
5.000%, 01/01/19[2]	671,559	727,778
5.000%, 11/01/20[2]	802,229	862,367
5.500%, 08/01/17 to 11/01/19	3,177,742	3,446,285
5.500%, 11/01/17[2]	186,292	201,331
5.500%, 08/01/18[2]	862,299	935,280
5.500%, 12/01/18[2]	3,290,207	3,568,674
5.500%, 11/01/19[2]	2,427,633	2,657,372
5.500%, 01/01/20[2]	2,287,629	2,504,119
5.500%, 06/01/20[2]	3,060,955	3,298,974
6.000%, 03/01/18[2]	178,174	191,237
6.000%, 02/01/19 to 03/01/20	1,412,105	1,521,702
6.500%, 03/01/18[2]	709,163	762,415
7.000%, 06/01/17[2]	837,656	880,694
7.500%, 04/01/15 to 03/01/33	735,137	877,489
FHLMC REMICS,
Series 2429, Class HB, 6.500%, 12/15/23	373,356	421,585
Series 2554, Class HA, 4.500%, 04/15/32	1,993,961	2,076,746
Series 2558, Class UE, 5.500%, 05/15/22	220,704	224,596
Series 2621, Class PG, 5.500%, 12/15/31	2,783,514	2,860,255
Series 2628, Class GQ, 3.140%, 11/15/17	456,760	464,935
Series 2635, Class DG, 4.500%, 01/15/18	490,808	509,547
Series 2695, Class BO, 4.500%, 08/15/28	3,407	3,406
Series 2700, Class PE, 4.500%, 01/15/29	102,291	102,412
Series 2718, Class MD, 4.500%, 06/15/17	133,554	135,115
Series 2764, Class OD, 4.500%, 10/15/17	362,819	368,038
Series 2773, Class HJ, 4.000%, 12/15/17	110,435	110,881
Series 2777, Class JK, 3.750%, 11/15/17	501,537	503,804
Series 2783, Class TC, 4.000%, 04/15/19	1,190,045	1,208,490
Series 2791, Class AJ, 5.000%, 07/15/16	328,333	333,903
Series 2843, Class BH, 4.000%, 01/15/18	676,599	681,145
Series 2850, Class BN, 4.500%, 09/15/18	145,576	148,459
Series 2877, Class HA, 5.000%, 03/15/32	1,388,552	1,401,513
Series 2877, Class PA, 5.500%, 07/15/33	469,977	507,784
Series 2885, Class DE, 4.500%, 12/15/17	34,281	34,462
Series 2890, Class KC, 4.500%, 02/15/19	291,787	299,288
Series 2935, Class LM, 4.500%, 02/15/35	2,468,435	2,602,037
Series 2958, Class QC, 4.500%, 09/15/18	267,487	269,416
Series 3266, Class C, 5.000%, 02/15/20	228,440	232,029
Series 3294, Class DA, 4.500%, 12/15/20	466,040	476,601
Series 3535, 4.000%, 05/15/24	552,842	584,294
Series 3846, Class CK, 1.500%, 09/15/20	1,008,744	1,020,629

The accompanying notes are an integral part of these financial statements.

9

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 26.4% (continued)
FHLMC Structured Pass Through Securities,
Series T-51, Class 2A, 7.500%, 08/25/42[3]	$162,815	$193,668
Total Federal Home Loan Mortgage Corporation		103,122,345
Federal National Mortgage Association - 49.2%
FNMA,
1.893%, 01/01/24 (08/25/12)[1]	1,390,490	1,442,857
2.150%, 01/01/34 (08/25/12)[1]	1,107,278	1,173,033
2.175%, 09/01/33 (08/25/12)[1,2]	1,004,878	1,053,919
2.187%, 02/01/33 (08/25/12)[1]	2,208,871	2,329,950
2.224%, 08/01/34 (08/25/12)[1]	595,911	629,279
2.232%, 01/01/35 (08/25/12)[1]	571,695	606,275
2.235%, 01/01/35 (08/25/12)[1]	854,967	908,284
2.238%, 01/01/35 (08/25/12)[1]	1,388,090	1,466,657
2.245%, 05/01/33 (08/25/12)[1]	2,189,786	2,322,840
2.250%, 03/01/33 (08/25/12)[1]	874,260	925,862
2.269%, 02/01/35 (08/25/12)[1]	7,460,869	7,922,078
2.291%, 08/01/33 to 01/01/35 (08/25/12)[1]	5,234,403	5,573,335
2.299%, 05/01/34 to 03/01/36 (08/25/12)[1]	3,402,010	3,608,411
2.300%, 02/01/37 (08/25/12)[1]	606,302	645,106
2.304%, 12/01/34 (08/25/12)[1]	4,313,390	4,573,133
2.306%, 09/01/34 (08/25/12)[1]	2,653,826	2,820,122
2.309%, 11/01/34 (08/25/12)[1]	738,290	784,242
2.311%, 09/01/33 to 06/01/34 (08/25/12)[1]	2,756,094	2,937,606
2.315%, 08/01/33 (08/25/12)[1]	561,679	593,804
2.316%, 06/01/33 (08/25/12)[1]	857,784	911,213
2.318%, 10/01/34 (08/25/12)[1]	1,458,984	1,551,197
2.338%, 01/01/26 (08/25/12)[1]	610,666	646,793
2.369%, 05/01/34 (08/25/12)[1]	3,559,844	3,780,325
2.370%, 01/01/25 (08/25/12)[1]	828,825	882,694
2.375%, 02/01/36 (08/25/12)[1]	4,188,258	4,451,972
2.415%, 06/01/34 (08/25/12)[1]	2,284,545	2,407,958
2.422%, 10/01/35 (08/25/12)[1]	2,720,148	2,885,814
2.427%, 12/01/34 (08/25/12)[1]	3,498,195	3,730,890
2.441%, 12/01/33 (08/25/12)[1]	893,320	949,529
2.443%, 07/01/34 (08/25/12)[1]	2,505,064	2,654,970
2.470%, 04/01/34 (08/25/12)[1]	1,165,978	1,237,864
2.493%, 11/01/34 (08/25/12)[1]	6,932,344	7,395,357
2.497%, 01/01/36 (08/25/12)[1]	189,023	201,119
2.518%, 01/01/36 (08/25/12)[1]	6,285,124	6,683,627
2.542%, 08/01/34 (08/25/12)[1]	740,035	787,824
2.559%, 08/01/36 (08/25/12)[1]	326,396	347,604
2.593%, 01/01/33 (08/25/12)[1]	68,197	72,481
2.616%, 06/01/35 (08/25/12)[1]	306,826	328,720
2.658%, 06/01/35 (08/25/12)[1]	332,121	356,105

The accompanying notes are an integral part of these financial statements.

10

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 49.2% (continued)
2.738%, 04/01/35 (08/25/12)[1]	$690,351	$739,066
2.768%, 01/01/36 (08/25/12)[1]	92,877	99,742
2.800%, 01/01/34 (08/25/12)[1]	3,886,408	4,150,505
2.810%, 01/01/33 (08/25/12)[1]	1,568,609	1,673,624
2.855%, 05/01/36 (08/25/12)[1]	189,056	200,093
2.858%, 06/01/34 (08/25/12)[1]	4,620,460	4,932,625
4.000%, 08/01/18 to 12/01/26	896,554	957,030
4.500%, 04/01/19 to 04/01/25	2,073,528	2,251,037
5.000%, 03/01/18 to 03/01/25	7,960,583	8,628,121
5.000%, 09/01/19[2]	421,678	455,644
5.500%, 10/01/17 to 05/01/24	28,032,427	30,541,668
5.500%, 11/01/18[2]	740,808	805,949
5.785%, 09/01/37 (08/25/12)[1]	359,852	385,252
6.000%, 03/01/17 to 11/01/23	11,243,350	12,209,407
6.000%, 09/01/22[2]	2,050,440	2,254,382
6.500%, 04/01/17[2]	273,834	297,566
6.500%, 05/01/17 to 08/01/32	2,030,445	2,233,739
7.000%, 09/01/14 to 11/01/22	3,998,088	4,391,272
7.500%, 08/01/33 to 09/01/33	145,711	178,370
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.485%, 05/25/32 (07/25/12)[1]	395,201	378,566
Series 2003-T4, Class A1, 0.465%, 09/26/33 (07/26/12)[1]	16,765	16,528
Series 2004-T1, Class 1A2, 6.500%, 01/25/44	410,388	458,891
FNMA REMICS,
Series 1994-76, Class J, 5.000%, 04/25/24	499,406	529,847
Series 2001-63, Class FA, 0.793%, 12/18/31 (07/18/12)[1,4]	1,269,826	1,281,426
Series 2002-33, Class A2, 7.500%, 06/25/32	99,609	114,418
Series 2002-47, Class FD, 0.645%, 08/25/32 (07/25/12)[1]	1,001,792	1,004,827
Series 2002-56, Class UC, 5.500%, 09/25/17	1,093,891	1,173,053
Series 2002-74, Class FV, 0.695%, 11/25/32 (07/25/12)[1]	1,686,604	1,695,175
Series 2003-2, Class FA, 0.745%, 02/25/33 (07/25/12)[1]	1,260,753	1,267,827
Series 2003-29, Class PT, 5.000%, 10/25/31	73,995	74,595
Series 2003-5, Class EL, 5.000%, 08/25/22	643,203	659,033
Series 2003-92, Class PD, 4.500%, 03/25/17	200,077	201,503
Series 2004-19, Class AE, 4.000%, 03/25/18	182,435	185,080
Series 2004-20, Class AD, 4.000%, 02/25/18	1,789,948	1,810,194
Series 2005-13, Class AF, 0.645%, 03/25/35 (07/25/12)[1,2]	1,668,402	1,669,675
Series 2005-19, Class PA, 5.500%, 07/25/34	334,126	367,203
Series 2005-38, Class DP, 5.000%, 06/25/19	477,749	488,677
Series 2005-43, Class TB, 5.000%, 07/25/32	637,312	643,010
Series 2005-58, Class EP, 5.500%, 07/25/35	488,332	545,784
Series 2005-93, Class HD, 4.500%, 11/25/19	668,146	688,122
Series 2006-125, Class FA, 0.525%, 01/25/37 (07/25/12)[1]	1,865,081	1,858,950

The accompanying notes are an integral part of these financial statements.

11

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 49.2% (continued)
Series 2007-56, Class FN, 0.615%, 06/25/37 (07/25/12)[1]	$1,109,712	$1,108,901
Series 2008-54, Class EC, 5.000%, 02/25/35	149,704	152,318
Series 2008-59, Class KB, 4.500%, 07/25/23	500,000	537,461
Series 2008-75, Class DA, 4.500%, 03/25/21	819,311	828,453
Series 2008-81, Class KA, 5.000%, 10/25/22	283,072	295,694
FNMA Whole Loan,
Series 2002-W1, Class 2A, 7.059%, 02/25/42[2,3]	450,507	529,160
Series 2002-W6, Class 2A, 7.102%, 06/25/42[3]	1,482,641	1,727,475
Series 2003-W1, Class 2A, 7.041%, 12/25/42[3]	27,107	31,814
Series 2003-W13, Class AV2, 0.525%, 10/25/33 (07/25/12)[1,4]	54,082	54,009
Series 2003-W4, Class 4A, 7.264%, 10/25/42[2,3]	814,244	962,647
Series 2004-W14, Class 1AF, 0.645%, 07/25/44 (07/25/12)[1,2]	3,034,901	3,039,113
Series 2004-W5, Class F1, 0.695%, 02/25/47 (07/25/12)[1]	742,274	744,105
Series 2005-W2, Class A1, 0.445%, 05/25/35 (07/25/12)[1,2]	3,030,222	3,011,287
Total Federal National Mortgage Association		192,100,762
Government National Mortgage Association - 4.6%
GNMA,
0.793%, 11/16/30 to 01/16/40 (07/16/12)[1]	3,366,432	3,392,408
1.625%, 12/20/21 to 03/20/37 (08/20/12)[1]	6,239,189	6,457,362
1.625%, 07/20/35 (08/20/12)[1,2]	1,270,889	1,314,420
2.000%, 06/20/35 (08/20/12)[1]	91,418	94,617
2.375%, 06/20/22 to 05/20/33 (08/20/12)[1]	262,582	272,724
2.375%, 05/20/27 (08/20/12)[1,2]	409,321	425,132
2.375%, 04/20/24 (08/20/12)[1,2]	526,517	546,855
2.500%, 07/20/18 to 08/20/21 (08/20/12)[1]	86,135	89,548
2.750%, 10/20/17 (08/20/12)[1,2]	37,659	39,332
3.000%, 11/20/17 to 03/20/21 (08/20/12)[1]	121,540	127,200
3.500%, 07/20/18 (08/20/12)[1]	41,847	43,982
4.500%, 07/20/35	1,122,320	1,152,658
4.750%, 07/20/35	547,359	558,807
5.500%, 03/15/17 to 06/15/18	2,696,285	2,920,724
9.500%, 12/15/17	6,366	6,879
Series 2003-39, Class PB, 5.500%, 04/20/32	477,803	492,373
Total Government National Mortgage Association		17,935,021
Interest Only Strips - 2.7%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[4]	205,500	44,375
Series 233, Class 5, 4.500%, 09/15/35	171,759	20,970
FHLMC REMICS,
Series 2530, Class QI, 6.758%, 01/15/32 (07/15/12)[1]	356,612	63,440
Series 2617, Class GS, 6.858%, 11/15/30 (07/15/12)[1]	65,668	820
Series 2637, Class SI, 5.758%, 06/15/18 (07/15/12)[1]	362,045	31,533
Series 2772, Class KS, 6.938%, 06/15/22 (07/15/12)[1]	58,514	601
Series 2877, Class GS, 6.458%, 11/15/18 (07/15/12)[1]	398,211	19,285

The accompanying notes are an integral part of these financial statements.

12

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.7% (continued)
Series 2922, Class SE, 6.508%, 02/15/35 (07/15/12)[1]	$555,193	$102,200
Series 2929, Class CS, 6.558%, 12/15/22 (07/15/12)[1,4]	14,787	51
Series 2934, Class HI, 5.000%, 02/15/20	219,673	21,942
Series 2934, Class KI, 5.000%, 02/15/20	150,304	14,785
Series 2965, Class SA, 5.808%, 05/15/32 (07/15/12)[1]	1,531,992	240,762
Series 2967, Class JI, 5.000%, 04/15/20	196,318	20,065
Series 2980, Class SL, 6.458%, 11/15/34 (07/15/12)[1]	759,243	147,708
Series 3114, Class GI, 6.358%, 02/15/36 (07/15/12)[1]	2,057,789	472,184
Series 3308, Class S, 6.958%, 03/15/32 (07/15/12)[1]	1,508,935	279,846
Series 3424, Class XI, 6.328%, 05/15/36 (07/15/12)[1]	963,604	174,665
Series 3449, Class AI, 4.500%, 10/15/20	254,081	2,039
Series 3489, Class SD, 7.558%, 06/15/32 (07/15/12)[1]	744,365	156,686
Series 3606, Class SN, 6.008%, 12/15/39 (07/15/12)[1]	1,669,885	273,721
Series 3685, Class EI, 5.000%, 03/15/19	2,956,495	254,649
Series 3731, Class IO, 5.000%, 07/15/19	1,367,147	119,924
Series 3882, Class AI, 5.000%, 06/15/26	569,280	54,793
Series 3995, Class KI, 3.500%, 02/15/27	1,685,974	191,872
FNMA,
Series 92, Class 2, 9.000%, 12/15/16[4]	19,340	2,514
Series 306, Class IO, 8.000%, 05/01/30[4]	150,559	32,276
Series 365, Class 4, 5.000%, 04/01/36	257,852	36,001
FNMA REMICS,
Series 1999-55, Class PI, 7.500%, 11/18/14[4]	41	1
Series 2003-48, Class SJ, 5.755%, 06/25/18 (07/25/12)[1]	448,052	39,878
Series 2003-73, Class SM, 6.355%, 04/25/18 (07/25/12)[1]	471,493	44,494
Series 2004-49, Class SQ, 6.805%, 07/25/34 (07/25/12)[1]	448,714	84,185
Series 2004-51, Class SX, 6.875%, 07/25/34 (07/25/12)[1]	645,752	103,320
Series 2004-64, Class SW, 6.805%, 08/25/34 (07/25/12)[1]	2,087,330	399,356
Series 2004-66, Class SE, 6.255%, 09/25/34 (07/25/12)[1]	315,890	59,656
Series 2005-12, Class SC, 6.505%, 03/25/35 (07/25/12)[1]	770,983	134,571
Series 2005-45, Class SR, 6.475%, 06/25/35 (07/25/12)[1]	859,062	158,819
Series 2005-65, Class KI, 6.755%, 08/25/35 (07/25/12)[1]	4,148,725	809,379
Series 2005-66, Class GS, 6.605%, 07/25/20 (07/25/12)[1]	373,585	49,125
Series 2005-67, Class SM, 5.905%, 08/25/35 (07/25/12)[1]	368,325	56,311
Series 2006-3, Class SA, 5.905%, 03/25/36 (07/25/12)[1]	871,197	144,300
Series 2007-75, Class JI, 6.300%, 08/25/37 (07/25/12)[1]	348,669	50,258
Series 2008-22, Class AI, 1.097%, 09/25/12[3]	13,988,567	23,078
Series 2008-86, Class IO, 4.500%, 03/25/23	2,564,427	196,781
Series 2008-87, Class AS, 7.405%, 07/25/33 (07/25/12)[1]	3,150,920	548,938
Series 2010-29, Class KJ, 5.000%, 12/25/21	5,268,841	508,677
Series 2010-37, Class GI, 5.000%, 04/25/25	2,955,449	225,025
Series 2010-65, Class IO, 5.000%, 09/25/20	3,140,839	302,384
Series 2010-105, Class IO, 5.000%, 08/25/20	1,316,862	137,923

The accompanying notes are an integral part of these financial statements.

13

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.7% (continued)
Series 2010-121, Class IO, 5.000%, 10/25/25	$1,451,266	$135,993
Series 2011-69, Class AI, 5.000%, 05/25/18	4,834,544	403,801
Series 2011-88, Class WI, 3.500%, 09/25/26	1,926,037	242,455
Series 2011-124, Class IC, 3.500%, 09/25/21	3,869,255	378,738
GNMA,
Series 2010-111, Class BI, 2.000%, 09/16/13	4,541,790	94,230
Series 2010-147, Class IG, 2.000%, 11/16/13	18,788,708	359,484
Series 2011-32, Class KS, 11.615%, 06/16/34 (07/16/12)[1]	1,164,235	319,810
Series 2011-37, Class IG, 2.000%, 03/20/13	3,145,646	39,713
Series 2011-94, Class IS, 6.457%, 06/16/36 (07/16/12)[1]	993,899	206,375
Series 2011-145, Class SH, 5.807%, 11/16/41 (07/16/12)[1]	4,272,029	906,472
Series 2011-167, Class IO, 5.000%, 12/16/20	6,210,505	557,832
Total Interest Only Strips		10,501,069
U.S. Government Obligations - 1.1%
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	3,170,284	4,175,115
Total U.S. Government Obligations		4,175,115
Total U.S. Government and Agency Obligations (cost $321,556,080)		327,834,312

Short-Term Investments - 8.7%
U.S. Government and Agency Discount Notes - 6.9%
FHLMC, 0.118%, 10/01/12[6,7]	5,000,000	4,998,865
FHLMC, 0.123%, 10/09/12[6]	7,000,000	6,998,271
FHLMC, 0.121%, 11/07/12[6]	5,000,000	4,998,045
FHLMC, 0.129%, 11/16/12[6]	5,000,000	4,997,910
FNMA, 0.134%, 10/24/12[6]	5,000,000	4,998,575
Total U.S. Government and Agency Discount Notes		26,991,666

	Shares
Other Investment Companies - 1.8%[8]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%[2]	6,979,883	6,979,883
Total Short-Term Investments (cost $33,968,088)		33,971,549
Total Investments - 102.9% (cost $396,920,929)		401,693,136
Other Assets, less Liabilities - (2.9)%		(11,423,270)
Net Assets - 100.0%		$390,269,866

The accompanying notes are an integral part of these financial statements.

14

Managers Intermediate Duration Government Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Category	Managers Intermediate Duration Government Fund**
U.S. Government and Agency Obligations	95.7%
Mortgage-Backed Securities	10.4%
Other Assets and Liabilities	(6.1)%

**	As a percentage of net assets.

Rating	Managers Intermediate Duration Government Fund†
U.S. Treasury & Agency	89.9%
Aaa	7.9%
Aa	0.1%
A	0.9%
Ba & lower	1.2%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
FHLMC Gold Pool, 4.000%, TBA	12.5%
FNMA, 4.000%, TBA*	8.5
FHLMC Gold Pool, 4.500%, TBA*	5.9
FNMA, 5.000%, TBA*	4.7
FHLMC Gold Pool, 5.500%, TBA*	2.7
FHLMC Gold Pool, 5.000%, TBA*	2.6
FNMA, 6.000%, TBA*	2.3
FHLMC Gold Pool, 3.500%, 01/01/26	2.1
FHLMC, 5.654%, 01/01/36*	1.9
FNMA, 4.500%, 10/01/40*	1.8
Top Ten as a Group	45.0%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

15

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Principal Amount	Value
Mortgage-Backed Securities - 10.4%
American Home Mortgage Assets LLC, Series 2005-1, Class 1A1, 2.696%, 11/25/35 (08/25/12)[1]	$94,370	$56,886
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.737%, 04/25/44 (08/25/12)[1]	149,109	111,831
Series 2004-4, Class 4A, 2.736%, 02/25/45 (08/25/12)[1]	630,187	545,175
Series 2005-1, Class 5A1, 2.737%, 06/25/45 (08/25/12)[1]	74,357	69,843
Series 2005-1, Class 6A, 2.737%, 06/25/45 (08/25/12)[1]	1,382,513	1,150,805
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.816%, 12/20/34 (08/20/12)[1]	181,229	129,470
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2006-6, Class A2, 5.309%, 10/10/45	1,318,631	1,347,434
Series 2007-3, Class A2, 5.805%, 06/10/49[3]	377,650	379,602
Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.807%, 04/25/35 (08/25/12)[1]	165,061	121,303
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2002-PBW1, Class A2, 4.720%, 11/11/35[3]	257,612	257,507
Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000	1,032,734
Series 2006-PW11, Class A2, 5.571%, 03/11/39[3]	229,805	230,450
Series 2006-PW13, Class A2, 5.426%, 09/11/41	54,775	55,658
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A3, 6.276%, 12/10/49[3]	1,148,000	1,182,513
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000	2,080,412
Countrywide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.545%, 05/25/35 (07/25/12)[1]	328,714	304,645
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-R2, Class 1AF1, 0.665%, 11/25/34 (07/25/12) (a)[1,4]	248,011	196,141
Series 2005-HYB2, Class 1A4, 3.056%, 05/20/35 (08/20/12)[1]	129,915	92,539
Series 2005-HYB8, Class 1A1, 2.854%, 12/20/35 (08/20/12)[1]	138,455	97,099
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-CP5, Class A2, 4.940%, 12/15/35	1,310,474	1,317,928
Series 2005-C3, Class A3, 4.645%, 07/15/37	985,023	1,018,800
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A4, 5.046%, 07/10/45[3]	59,429	59,479
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A3, 4.538%, 05/10/43	302,274	306,337
Goldman Sachs Mortgage Loan Trust, Series 2005-RP2, 0.595%, 03/25/35 (07/25/12) (a)[1,4]	260,350	215,306
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.956%, 05/25/34 (08/25/12)[1]	54,918	45,944
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.424%, 11/19/34 (08/19/12)[1]	103,652	77,241
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CBX, Class A4, 4.529%, 01/12/37	46,684	46,679
Series 2005-LDP1, Class A2, 4.625%, 03/15/46	76,640	77,294
Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[3]	722,386	730,740
Series 2006-LDP7, Class A3B, 6.064%, 04/15/45[3]	848,000	874,163
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A2, 5.103%, 11/15/30	53,916	54,311
Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35[2]	819,919	798,304
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class A4, 5.080%, 09/15/37	127,091	128,024
Series 2003-HQ2, Class A2, 4.920%, 03/12/35	1,301,005	1,319,090
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 6.013%, 08/25/35[3]	1,259,442	1,120,299
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.595%, 03/25/35 (07/25/12) (a)[1,4]	312,622	246,760

The accompanying notes are an integral part of these financial statements.

16

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 10.4% (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C3, Class A2, 4.867%, 02/15/35	$980,508	$993,162
Series 2003-C4, Class A2, 4.566%, 04/15/35	249,310	253,290
Series 2003-C7, Class A1, 4.241%, 10/15/35 (a)	870,543	876,770
Series 2006-C28, Class A2, 5.500%, 10/15/48	257,941	257,568
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	895,544	921,040
Total Mortgage-Backed Securities (cost $20,973,789)		21,180,576

U.S. Government and Agency Obligations - 95.7%[5]
Federal Home Loan Mortgage Corporation - 45.1%
FHLMC,
2.349%, 11/01/33 (09/15/12)[1,2]	1,453,931	1,539,019
3.185%, 02/01/37 (09/15/12)[1]	74,249	79,253
5.000%, TBA	300,000	322,359
5.654%, 01/01/36 (09/15/12)[1,2]	3,576,811	3,825,365
FHLMC Gold Pool,
3.500%, 01/01/26	4,000,000	4,209,698
4.000%, 07/01/24 to 10/01/41	3,097,085	3,293,684
4.000%, TBA	24,000,000	25,421,251
4.500%, 02/01/20 to 09/01/41	5,171,937	5,540,111
4.500%, 10/01/34[2]	998,862	1,069,412
4.500%, 04/01/35[2]	1,318,494	1,410,590
4.500%, 09/01/35[2]	977,189	1,045,445
4.500%, 10/01/35[2]	1,071,984	1,146,861
4.500%, TBA	11,200,000	11,956,001
5.000%, 05/01/18 to 07/01/41	2,927,913	3,176,530
5.000%, 11/01/35[2]	2,130,582	2,336,236
5.000%, TBA	5,000,000	5,374,219
5.500%, 11/01/17 to 05/01/38	1,948,722	2,126,902
5.500%, 02/01/35[2]	982,492	1,074,299
5.500%, 09/01/33[2]	656,475	719,459
5.500%, 05/01/34[2]	626,139	693,061
5.500%, 06/01/35[2]	927,237	1,015,040
5.500%, 06/01/35[2]	2,968,946	3,250,084
5.500%, 12/01/38[2]	338,399	370,126
5.500%, TBA	5,100,000	5,542,266
6.000%, 09/01/17 to 05/01/22	1,124,367	1,234,091
6.000%, 10/01/21[2]	1,568,585	1,723,400
7.500%, 07/01/34[2]	1,737,960	2,106,715
FHLMC Structured Pass Through Securities,
Series T-51, Class 2A, 7.500%, 08/25/42[3]	227,941	271,135
Total Federal Home Loan Mortgage Corporation		91,872,612

The accompanying notes are an integral part of these financial statements.

17

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 41.5%
FNMA,
2.193%, 07/01/33 (08/25/12)[1]	$474,784	$497,805
2.311%, 06/01/34 (08/25/12)[1,2]	1,269,678	1,354,136
2.415%, 06/01/34 (08/25/12)[1,2]	1,373,012	1,447,183
2.438%, 02/01/36 (08/25/12)[1]	131,184	137,985
2.542%, 08/01/34 (08/25/12)[1]	592,028	630,259
3.000%, TBA	2,000,000	2,095,312
3.500%, 10/01/26 to 01/01/27	3,809,003	4,028,923
4.000%, 03/01/25 to 02/01/42	4,231,459	4,513,975
4.000%, TBA	18,300,000	19,443,079
4.500%, 04/01/25 to 12/01/41	8,240,023	8,897,981
4.500%, 10/01/40[2]	3,315,164	3,597,418
4.500%, 11/01/40[2]	2,303,078	2,498,846
5.000%, 06/01/18 to 08/01/41	4,599,599	5,002,380
5.000%, 02/01/36[2]	1,709,221	1,858,800
5.000%, TBA	8,900,000	9,630,078
5.500%, 03/01/17 to 07/01/38	3,447,859	3,774,984
5.500%, 01/01/19[2]	329,559	358,538
5.500%, 11/01/34[2]	908,853	998,607
6.000%, 08/01/17 to 11/01/22	2,541,402	2,745,426
6.000%, 06/01/39[2]	1,442,273	1,586,228
6.000%, TBA	4,300,000	4,725,297
6.500%, 11/01/28 to 07/01/32	283,229	318,778
7.000%, 11/01/22	1,483,688	1,634,385
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[2]	1,368,641	1,572,764
Series 2005-13, Class AF, 0.645%, 03/25/35 (07/25/12)[1,2]	895,015	895,698
FNMA Whole Loan,
Series 2003-W4, Class 4A, 7.264%, 10/25/42[3]	135,707	160,441
Total Federal National Mortgage Association		84,405,306
Government National Mortgage Association - 7.0%
GNMA,
2.375%, 05/20/21 (08/20/12)[1]	27,323	28,378
3.000%, 03/20/16 to 08/20/18 (08/20/12)[1]	245,433	256,878
4.500%, 06/15/39 to 05/15/41	2,320,943	2,549,793
5.000%, 10/15/39 to 09/15/41	2,814,653	3,104,382
5.000%, 09/15/39[2]	800,497	888,016
5.000%, 09/15/39[2]	777,248	862,226
5.000%, 10/15/39[2]	847,608	934,054
5.000%, 10/15/39[2]	1,504,135	1,657,539
5.500%, 10/15/39[2]	2,849,650	3,179,125
5.500%, 11/15/39[2]	720,018	801,353
7.500%, 09/15/28 to 11/15/31	24,506	25,898
Total Government National Mortgage Association		14,287,642

The accompanying notes are an integral part of these financial statements.

18

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.1%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[4]	$3,678	$598
Series 233, Class 5, 4.500%, 09/15/35	336,647	41,101
FHLMC REMICS,
Series 2380, Class SI, 7.658%, 06/15/31 (07/15/12)[1]	33,520	6,426
Series 2590, Class UC, 5.000%, 05/15/17	47,417	1,163
Series 2617, Class GS, 6.858%, 11/15/30 (07/15/12)[1]	26,697	333
Series 2637, Class SI, 5.758%, 06/15/18 (07/15/12)[1]	277,161	24,140
Series 2772, Class KS, 6.938%, 06/15/22 (07/15/12)[1]	44,795	460
Series 2877, Class GS, 6.458%, 11/15/18 (07/15/12)[1]	316,526	15,326
Series 2922, Class SE, 6.508%, 02/15/35 (07/15/12)[1]	246,311	45,341
Series 2934, Class HI, 5.000%, 02/15/20	153,772	15,359
Series 2934, Class KI, 5.000%, 02/15/20	128,832	12,673
Series 2965, Class SA, 5.808%, 05/15/32 (07/15/12)[1]	618,708	97,234
Series 2967, Class JI, 5.000%, 04/15/20	220,857	22,573
Series 2980, Class SL, 6.458%, 11/15/34 (07/15/12)[1]	344,041	66,932
Series 3114, Class GI, 6.358%, 02/15/36 (07/15/12)[1]	350,555	80,439
Series 3308, Class S, 6.958%, 03/15/32 (07/15/12)[1]	665,192	123,366
Series 3424, Class XI, 6.328%, 05/15/36 (07/15/12)[1]	432,101	78,323
Series 3489, Class SD, 7.558%, 06/15/32 (07/15/12)[1]	332,599	70,011
Series 3606, Class SN, 6.008%, 12/15/39 (07/15/12)[1]	672,321	110,204
Series 3685, Class EI, 5.000%, 03/15/19	1,324,008	114,040
Series 3731, Class IO, 5.000%, 07/15/19	602,699	52,868
Series 3882, Class AI, 5.000%, 06/15/26	711,745	68,505
Series 3995, Class KI, 3.500%, 02/15/27	2,499,420	284,446
FNMA,
Series 215, Class 2, 7.000%, 04/01/23[4]	158,863	34,342
Series 222, Class 2, 7.000%, 06/01/23[4]	17,014	3,824
Series 343, Class 2, 4.500%, 10/01/33	199,453	24,060
Series 343, Class 21, 4.000%, 09/01/18	325,721	21,248
Series 343, Class 22, 4.000%, 11/01/18	170,003	11,109
Series 351, Class 3, 5.000%, 04/01/34	232,420	30,631
Series 351, Class 4, 5.000%, 04/01/34	137,068	17,996
Series 351, Class 5, 5.000%, 04/01/34	116,426	15,323
Series 365, Class 4, 5.000%, 04/01/36	382,119	53,351
FNMA REMICS,
Series 2003-73, Class SM, 6.355%, 04/25/18 (07/25/12)[1]	360,948	34,062
Series 2004-49, Class SQ, 6.805%, 07/25/34 (07/25/12)[1]	201,213	37,750
Series 2004-51, Class SX, 6.875%, 07/25/34 (07/25/12)[1]	363,529	58,165
Series 2004-64, Class SW, 6.805%, 08/25/34 (07/25/12)[1]	907,075	173,545
Series 2005-12, Class SC, 6.505%, 03/25/35 (07/25/12)[1]	342,706	59,818
Series 2005-45, Class SR, 6.475%, 06/25/35 (07/25/12)[1]	381,120	70,460
Series 2005-65, Class KI, 6.755%, 08/25/35 (07/25/12)[1]	1,663,416	324,518

The accompanying notes are an integral part of these financial statements.

19

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.1% (continued)
Series 2005-89, Class S, 6.455%, 10/25/35 (07/25/12)[1]	$1,733,310	$314,835
Series 2006-3, Class SA, 5.905%, 03/25/36 (07/25/12)[1]	376,424	62,349
Series 2007-75, Class JI, 6.300%, 08/25/37 (07/25/12)[1]	469,752	67,711
Series 2008-86, Class IO, 4.500%, 03/25/23	1,146,128	87,948
Series 2010-29, Class KJ, 5.000%, 12/25/21	1,970,088	190,201
Series 2010-37, Class GI, 5.000%, 04/25/25	1,347,953	102,632
Series 2010-65, Class IO, 5.000%, 09/25/20	1,357,232	130,668
Series 2010-121, Class IO, 5.000%, 10/25/25	540,776	50,674
Series 2011-69, Class AI, 5.000%, 05/25/18	1,809,688	151,153
Series 2011-88, Class WI, 3.500%, 09/25/26	718,808	90,486
Series 2011-124, Class IC, 3.500%, 09/25/21	859,952	84,175
GNMA,
Series 2010-111, Class BI, 2.000%, 09/16/13	1,996,221	41,416
Series 2011-32, Class KS, 11.615%, 06/16/34 (07/16/12)[1]	479,217	131,639
Series 2011-94, Class IS, 6.457%, 06/16/36 (07/16/12)[1]	442,377	91,856
Series 2011-145, Class SH, 5.807%, 11/16/41 (07/16/12)[1]	724,355	153,699
Series 2011-167, Class IO, 5.000%, 12/16/20	1,054,514	94,717
Total Interest Only Strips		4,148,222
Total U.S. Government and Agency Obligations (cost $190,025,990)		194,713,782

Short-Term Investments - 37.7%
U.S. Government and Agency Discount Notes - 0.1%
FHLMC, 0.123%, 10/09/12[6,7]	60,000	59,986
FNMA, 0.063%, 07/16/12[6,7]	100,000	99,999
Total U.S. Government and Agency Discount Notes		159,985

	Shares
Other Investment Companies - 37.6%[8]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%[2]	47,478,466	47,478,466
JPMorgan Liquid Assets Money Market Fund, 0.19%[2]	29,105,901	29,105,901
Total Other Investment Companies		76,584,367
Total Short-Term Investments (cost $76,744,337)		76,744,352
Total Investments - 143.8% (cost $287,744,116)		292,638,710
Other Assets, less Liabilities - (43.8)%		(89,091,806)
Net Assets - 100.0%		$203,546,904

The accompanying notes are an integral part of these financial statements.

20

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2012, the approximate cost of securities for Federal income tax purposes and the aggregate gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Managers Short Duration Government Fund	$396,922,205	$7,493,153	$(2,722,222)	$4,770,931
Managers Intermediate Duration Government Fund	287,744,116	6,528,058	(1,633,464)	4,894,594

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2012, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Managers Intermediate Duration Government Fund	$1,534,977	0.8%

[1]	Floating Rate Security: The rate listed is as of June 30, 2012. Date in parentheses represents the security’s next coupon rate reset.
[2]	All or part of the security has been segregated for delayed delivery transactions. Delayed delivery securities market value at June 30, 2012, amounted to the following:

Fund	Value	% of Net Assets
Managers Short Duration Government Fund	$65,579,492	16.8%
Managers Intermediate Duration Government Fund	125,198,314	61.5%

[3]	Variable Rate Security: The rate listed is as of June 30, 2012 and is periodically reset subject to terms and conditions set forth in the debenture.
[4]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities market value at June 30, 2012, amounted to the following:

Fund	Value	% of Net Assets
Managers Short Duration Government Fund	$1,666,314	0.4%
Managers Intermediate Duration Government Fund	696,971	0.3%

[5]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at June 30, 2012.

[6]	Represents yield to maturity at June 30, 2012.
[7]	Some or all of this security is held as collateral for futures contracts. The collateral market value at June 30, 2012, amounted to the following:

Fund	Value	% of Net Assets
Managers Short Duration Government Fund	$359,918	0.1%
Managers Intermediate Duration Government Fund	79,985	0.0%

[8]	Yield shown for each investment company represents the June 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

21

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2012. (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$837,271	—	$837,271
Mortgage-Backed Securities	—	39,050,004	—	39,050,004
U.S. Government and Agency Obligations†	—	327,834,312	—	327,834,312
Short-Term Investments
U.S. Government and Agency Discount Notes	—	26,991,666	—	26,991,666
Other Investment Companies	$6,979,883	—	—	6,979,883

Total Investments in Securities	$6,979,883	$394,713,253	—	$401,693,136

Financial Derivative Instruments-Assets††
Interest Rate Contracts	$31,124	—	—	$31,124

Financial Derivative Instruments-Liabilities††
Interest Rate Contracts	(652,137)	—	—	(652,137)

Total Financial Derivative Instruments	$(621,013)	—	—	$(621,013)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Intermediate Duration Government Fund
Investments in Securities
Mortgage-Backed Securities	—	$21,180,576	—	$21,180,576
U.S. Government and Agency Obligations†	—	194,713,782	—	194,713,782
Short-Term Investments
U.S. Government and Agency Discount Notes	—	159,985	—	159,985
Other Investment Companies	$76,584,367	—	—	76,584,367

Total Investments in Securities	$76,584,367	$216,054,343	—	$292,638,710

TBA Sale Commitments	—	$(3,060,773)	—	$(3,060,773)

Financial Derivative Instruments-Assets††
Interest Rate Contracts	$14,435	—	—	$14,435

Financial Derivative Instruments-Liabilities††
Interest Rate Contracts	(294,379)	—	—	(294,379)

Total Financial Derivative Instruments	$(279,944)	—	—	$(279,944)

†	All U.S. Government and Agency Obligations held in the Fund are Level 2 securities.
††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of June 30, 2012, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

22

Notes to Schedules of Portfolio Investments (continued)

The following schedule is the fair value of derivative instruments at June 30, 2012:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Managers Short Duration Government Fund	Interest rate contracts	Variation margin receivable*	$113,156	Variation margin payable*	$33,236

Managers Intermediate Duration Government Fund	Interest rate contracts	Variation margin receivable*	$24,109	Variation margin payable*	$18,961

*	Includes only the June 30, 2012 futures variation margin. Prior futures variation movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

For the six months ended June 30, 2012 , the effect of derivative instruments on the Statement of Operations and the amount of realized gain/ (loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount
Managers Short Duration Government Fund	Interest rate contracts	$(979,159)

Managers Intermediate Duration Government Fund	Interest rate contracts	$(171,422)

The change in unrealized gain/(loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount
Managers Short Duration Government Fund	Interest rate contracts	$292,246

Managers Intermediate Duration Government Fund	Interest rate contracts	$72,024

At June 30, 2012, the Fund had the following TBA forward sale commitments:

(See Note 1(i) in the Notes to Financial Statements.)

Fund	Principal Amount	Security	Current Liability
Managers Intermediate Duration Government Fund
	$1,500,000	FNMA, 3.500%, TBA	$1,584,843
	1,350,000	GNMA, 4.500%, TBA	1,475,930

Total			$3,060,773

The accompanying notes are an integral part of these financial statements.

23

Notes to Schedules of Portfolio Investments (continued)

At June 30, 2012, the Funds had the following open futures contracts:

(See Note 7 in the Notes to Financial Statements.)

Managers Short Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	36	Short	09/28/12	$3,285
3-Month Eurodollar	272	Short	09/17/12 to 03/17/14	(553,650)
5-Year Interest Rate Swap	146	Short	09/17/12	(51,498)
5-Year U.S. Treasury Note	129	Long	09/28/12	25,880
10-Year Interest Rate Swap	47	Short	09/17/12	(25,821)
10-Year U.S. Treasury Note	4	Long	09/19/12	1,959
U.S. Treasury Long Bond	30	Short	09/19/12	(21,168)

Total				$(621,013)

Managers Intermediate Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	5	Short	09/28/12	$456
3-Month Eurodollar	29	Short	09/17/12 to 12/16/13	(271,585)
5-Year Interest Rate Swap	21	Short	09/17/12	(7,412)
5-Year U.S. Treasury Note	47	Long	09/28/12	9,429
10-Year Interest Rate Swap	28	Short	09/17/12	(15,382)
10-Year U.S. Treasury Note	5	Long	09/19/12	2,448
U.S. Treasury Long Bond	3	Long	09/19/12	2,102

Total				$(279,944)

Investments Definitions and Abbreviations:

FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMAC:	General Motors Acceptance Corp.
GNMA:	Government National Mortgage Association
GSR:	Goldman Sachs REMIC
REMICS:	Real Estate Mortgage Investment Conduits
TBA:	To Be Announced

The accompanying notes are an integral part of these financial statements.

24

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Assets:
Investments at value*	$401,693,136	$292,638,710
Dividends, interest and other receivables	1,399,737	785,709
Receivable for Fund shares sold	821,764	552,759
Receivable for investments sold	737,554	65,765,301
Variation margin receivable	113,156	24,109
Receivable from affiliate	—	4,498
Prepaid expenses	43,035	19,680
Total assets	404,808,382	359,790,766
Liabilities:
Payable for investments purchased	11,290,987	152,748,804
Payable for Fund shares repurchased	2,843,720	198,127
Variation margin payable	33,236	18,961
Payable for delayed delivery investments purchased	—	3,060,773
Accrued expenses:
Investment management and advisory fees	226,626	115,310
Other	143,947	101,887
Total liabilities	14,538,516	156,243,862

Net Assets	$390,269,866	$203,546,904
Net Assets Represent:
Paid-in capital	$394,040,443	$196,396,760
Undistributed net investment income	27,006	10,632
Accumulated net realized gain (loss) from investments and futures contracts	(7,948,777)	2,522,589
Net unrealized appreciation of investments and futures contracts	4,151,194	4,616,923
Net Assets	$390,269,866	$203,546,904
Shares outstanding	40,546,756	18,170,670
Net asset value, offering and redemption price per share	$9.63	$11.20
* Investments at cost	$396,920,929	$287,744,116

The accompanying notes are an integral part of these financial statements.

25

Statement of Operations

For the six months ended June 30, 2012 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Investment Income:
Interest income	$3,259,392	$2,767,358
Dividend income	5,703	45,717
Total investment income	3,265,095	2,813,075
Expenses:
Investment management and advisory fees	1,356,336	665,767
Custodian	59,974	25,978
Professional fees	44,867	29,924
Transfer agent	33,189	114,346
Registration fees	31,617	11,061
Reports to shareholders	26,134	9,426
Trustees fees and expenses	15,030	7,078
Miscellaneous	8,514	3,660
Total expenses before offsets	1,575,661	867,240
Expense reimbursements	—	(20,740)
Expense reductions	(52)	(24)
Fee waivers	—	(8,680)
Net expenses	1,575,609	837,796

Net investment income	1,689,486	1,975,279
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and futures contracts	(337,233)	2,385,235
Net change in unrealized appreciation (depreciation) of investments and futures contracts	2,612,814	(746,782)
Net realized and unrealized gain	2,275,581	1,638,453

Net increase in net assets resulting from operations	$3,965,067	$3,613,732

The accompanying notes are an integral part of these financial statements.

26

Statements of Changes in Net Assets

For the six months ended June 30, 2012 (unaudited) and the year ended December 31, 2011

	Managers Short Duration Government Fund		Managers Intermediate Duration Government Fund
	2012	2011	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,689,486	$3,317,481	$1,975,279	$4,093,549
Net realized gain (loss) on investments and futures contracts	(337,233)	(1,249,488)	2,385,235	4,339,722
Net change in unrealized appreciation (depreciation) of investments and futures contracts	2,612,814	859,912	(746,782)	312,033
Net increase in net assets resulting from operations	3,965,067	2,927,905	3,613,732	8,745,304
Distributions to Shareholders:
From net investment income	(1,662,480)	(3,319,280)	(1,964,647)	(4,122,038)
From net realized gain on investments	—	—	—	(3,945,014)
Total distributions to shareholders	(1,662,480)	(3,319,280)	(1,964,647)	(8,067,052)
From Capital Share Transactions:
Proceeds from sale of shares	97,436,773	291,803,165	45,343,874	69,723,400
Reinvestment of dividends and distributions	1,473,286	3,068,327	1,735,716	7,112,821
Cost of shares repurchased	(103,956,283)	(282,392,872)	(23,269,066)	(53,071,474)
Net increase (decrease) from capital share transactions	(5,046,224)	12,478,620	23,810,524	23,764,747

Total increase (decrease) in net assets	(2,743,637)	12,087,245	25,459,609	24,442,999
Net Assets:
Beginning of period	393,013,503	380,926,258	178,087,295	153,644,296
End of period	$390,269,866	$393,013,503	$203,546,904	$178,087,295
End of period undistributed net investment income	$27,006	—	$10,632	—

Share Transactions:
Sale of shares	10,140,686	30,439,393	4,063,255	6,206,673
Reinvested shares from dividends and distributions	153,294	320,229	155,630	639,973
Shares repurchased	(10,823,405)	(29,452,374)	(2,084,995)	(4,759,069)
Net increase (decrease) in shares	(529,425)	1,307,248	2,133,890	2,087,577

The accompanying notes are an integral part of these financial statements.

27

Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)					For the period from April 1, 2007 to December 31, 2007	For the fiscal year ended March 31, 2007
		For the year ended December 31,
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.57	$9.58	$9.56	$9.20	$9.68	$9.68	$9.61
Income from Investment Operations:
Net investment income	0.04	0.09	0.13	0.24	0.34	0.31	0.42
Net realized and unrealized gain (loss) on investments	0.06	(0.01)	0.03	0.35	(0.45)	0.01	0.06
Total from investment operations	0.10	0.08	0.16	0.59	(0.11)	0.32	0.48
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.09)	(0.14)	(0.23)	(0.37)	(0.32)	(0.41)
Net Asset Value, End of Period	$9.63	$9.57	$9.58	$9.56	$9.20	$9.68	$9.68
Total Return[1]	1.06%[6]	0.80%	1.68%[3]	6.43%[3]	(1.19)%	3.41%[6]	5.05%
Ratio of net expenses to average net assets	0.81%[7]	0.82%	0.81%	0.84%	0.83%	0.84%[4,7]	0.83%[4]
Ratio of net investment income to average net assets[1]	0.87%[7]	0.89%	1.38%	2.43%	3.88%	4.49%[4,7]	4.15%[4]
Portfolio turnover	34%[6]	141%	116%	152%	282%	199%[6]	230%
Net assets at end of period (000’s omitted)	$390,270	$393,014	$380,926	$275,330	$243,548	$235,117	$179,984

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.81%[7]	0.82%	0.82%	0.84%	0.84%	1.22%[7]	1.36%
Ratio of net investment income to average net assets	0.87%[7]	0.89%	1.37%	2.43%	3.87%	4.11%[7]	3.62%

28

Intermediate Duration Government Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)					For the period from April 1, 2007 to December 31, 2007	For the fiscal year ended March 31, 2007
		For the year ended December 31,

		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.10	$11.01	$10.90	$10.17	$10.67	$10.54	$10.37
Income from Investment Operations:
Net investment income	0.12	0.30	0.32	0.41	0.45	0.37	0.47
Net realized and unrealized gain (loss) on investments	0.09	0.34	0.46	0.83	(0.37)	0.13	0.17
Total from investment operations	0.21	0.64	0.78	1.24	0.08	0.50	0.64
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.30)	(0.32)	(0.41)	(0.45)	(0.37)	(0.47)
Net realized gain on investments	—	(0.25)	(0.35)	(0.10)	(0.13)	—	—
Total distributions to shareholders	(0.11)	(0.55)	(0.67)	(0.51)	(0.58)	(0.37)	(0.47)
Net Asset Value, End of Period	$11.20	$11.10	$11.01	$10.90	$10.17	$10.67	$10.54
Total Return[1]	1.94%[3,6]	5.88%[3]	7.20%[3]	12.40%	0.85%	4.85%[6]	6.30%
Ratio of net expenses to average net assets	0.88%[7]	0.88%	0.89%	0.89%	0.89%	0.83%[5,7]	0.87%[5]
Ratio of net investment income to average net assets[1]	2.08%[7]	2.64%	2.80%	3.84%	4.32%	4.62%[5,7]	4.46%[5]
Portfolio turnover	237%[6]	453%	409%	370%	429%	240%[6]	445%
Net assets at end of period (000’s omitted)	$203,547	$178,087	$153,644	$155,226	$170,181	$193,440	$182,771

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.91%[7]	0.94%	0.96%	0.98%	0.95%	0.84%[7]	0.89%
Ratio of net investment income to average net assets	2.05%[7]	2.58%	2.73%	3.75%	4.26%	4.61%[7]	4.44%

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	The total return is based on the Financial Statement Net Asset Values as shown.
[4]	Excludes interest expense for the period ended December 31, 2007 and the fiscal years ended March 31, 2007 of 0.38% and 0.53%, respectively. (See Note 1(c) of Notes to Financial Statements.)
[5]	Excludes interest expense for the period ended December 31, 2007 and the fiscal years ended March 31, 2007 of 0.01% and 0.04%, respectively. (See Note 1(c) of Notes to Financial Statements.)
[6]	Not annualized.
[7]	Annualized.

29

Notes to Financial Statements

June 30, 2012 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are two series of Trust II: Managers Short Duration Government Fund (“Short Duration”), and Managers Intermediate Duration Government Fund (“Intermediate Duration”), each a “Fund” and collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

30

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended June 30, 2012, the Funds did not incur overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2012, the transfer agent expense for Short Duration and Intermediate Duration was reduced by $52 and $24, respectively.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund – Capital Shares. For the six months ended June 30, 2012, the management fee for Intermediate Duration was reduced by $8,680.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly for the Funds. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), post-enactment capital losses may now be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital

31

Notes to Financial Statements (continued)

loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2012, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. The amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amount		Expires
Fund	Short-Term	Long-Term	December 31,
Short Duration
(Pre-Enactment)	$2,718,343	—	2017

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Short Duration – two collectively own 66%; Intermediate Duration – two collectively own 60%. Transactions by these shareholders may have a material impact on their respective Funds.

h.	Delayed Delivery Transactions and When-Issued Securities

The Funds may enter into securities transactions on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

i.	Securities Issued on a When Issued Basis

The Funds may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in note 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the Funds entered into the commitment.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment programs and results. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2012, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Investment
Management Fee
Short Duration	0.70%
Intermediate Duration	0.70%

The Investment Manager has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 0.89% of Intermediate Duration Fund’s average daily net assets:

Intermediate Duration is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap.

32

Notes to Financial Statements (continued)

For the six months ended June 30, 2012, the Fund’s components of reimbursement available are detailed in the following chart:

Intermediate Duration
Reimbursement Available - 12/31/11	$336,446
Additional Reimbursements	20,740
Repayments	—
Expired Reimbursements	(55,126)

Reimbursement Available - 6/30/12	$302,060

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2012, were as follows:

	Long-Term Securities
	(excluding U.S. Government Obligations)
Fund	Purchases	Sales
Short Duration	$30,029,602	$28,022,329
Intermediate Duration	$7,941,794	$5,997,582

	U.S. Government Obligations
Fund	Purchases	Sales
Short Duration	$101,778,884	$95,291,335
Intermediate Duration	$513,783,447	$499,670,831

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM. For the six months ended June 30, 2012 and the year December 31, 2011, the Funds did not lend any securities.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNYM and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in ICRF, pursuant to which (i) BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from the Fund. On October 17, 2011, after certifying that each Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from each Fund at a predetermined price, which represented a premium over the fair market value of the Lehman Securities at that date.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have had no prior claims or losses and expect the risks of material loss to be remote.

6.	Derivative Instruments

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Schedules of Portfolio Investments for the applicable funds. The derivative instruments outstanding as of period end as disclosed in the Statements of

33

Notes to Financial Statements (continued)

Assets and Liabilities and the realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

7.	Futures Contracts

The Funds entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

8.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

9.	Dollar Roll and Reverse Dollar Roll Agreements

The Funds may enter into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Funds may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security sold. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Funds are able to repurchase them. There can be no assurance that the Funds’ use of the cash that they receive from a dollar roll will provide a return that exceeds their cost.

10.	Stripped Securities

Each of the Funds invests in stripped securities (“STRIPS”), primarily interest-only strips, for their hedging characteristics. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

11.	New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11

“Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Funds’ financial statements and disclosures.

34

Notes to Financial Statements (continued)

12.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance of the Funds’ financial statements, which require additional disclosure in the Funds’ financial statements.

35

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for Managers Intermediate Duration Government Fund. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff and information regarding the Subadvisor’s organizational and management structure. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board also noted the Subadvisor’s performance record with respect to each Fund. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality

36

Annual Renewal of Investment Advisory Agreements (continued)

supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain expense limitations for Managers Intermediate Duration Government Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for Managers Intermediate Duration Government Fund from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisor. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with a Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as

Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by the Subadvisor to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and the Subadvisor.

Managers Short Duration Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the BofA Merrill Lynch 6-Month T-Bill Index. The Board also took into account management’s discussion of the Fund’s performance, including the fact that the Fund exceeded the median of its broader performance universe for all relevant time periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses as of March 31, 2012 were both higher than the average for the Fund’s Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the Fund’s distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers Intermediate Duration Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was below, above, above and above, respectively, the median performance of the Peer Group and below, above, below and below, respectively, the performance of the Fund Benchmark, the Citigroup Mortgage Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 3-, 5- and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

37

Annual Renewal of Investment Advisory Agreements (continued)

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both higher than the average for the Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the fact that the Investment Manager has contractually agreed, through May 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also took into account the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each

Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

38

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Jack W. Aber

Bruce B. Bingham

Christine E. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
CADENCE CAPITAL APPRECIATION	RENAISSANCE LARGE CAP GROWTH	CHICAGO EQUITY PARTNERS BALANCED
CADENCE FOCUSED GROWTH	Renaissance Group LLC	Chicago Equity Partners, LLC
CADENCE MID-CAP
CADENCE EMERGING COMPANIES	SKYLINE SPECIAL EQUITIES	ALTERNATIVE FUNDS
Cadence Capital Management, LLC	PORTFOLIO
	Skyline Asset Management, L.P.	FQ GLOBAL ALTERNATIVES
CHICAGO EQUITY PARTNERS MID-CAP		FQ GLOBAL ESSENTIALS
Chicago Equity Partners, LLC	SPECIAL EQUITY	First Quadrant, L.P.
Ranger Investment Management, L.P.
ESSEX SMALL/MICRO CAP GROWTH	Lord, Abbett & Co. LLC	INCOME FUNDS
Essex Investment Management Co., LLC	Smith Asset Management Group, L.P.
	Federated MDTA LLC	BOND (MANAGERS)
FQ TAX-MANAGED U.S. EQUITY		FIXED INCOME
FQ U.S. EQUITY	SYSTEMATIC VALUE	GLOBAL INCOME OPPORTUNITY
First Quadrant, L.P.	SYSTEMATIC MID CAP VALUE	Loomis, Sayles & Co., L.P.
Systematic Financial Management, L.P.
FRONTIER SMALL CAP GROWTH		BOND (MANAGERS PIMCO)
Frontier Capital Management Company, LLC	TIMESSQUARE MID CAP GROWTH	Pacific Investment Management Co. LLC
TIMESSQUARE SMALL CAP GROWTH
GW&K SMALL CAP EQUITY	TSCM GROWTH EQUITY	CALIFORNIA INTERMEDIATE TAX-FREE
Gannett Welsh & Kotler, LLC	TimesSquare Capital Management, LLC	Miller Tabak Asset Management LLC
MICRO-CAP	TRILOGY GLOBAL EQUITY	GW&K MUNICIPAL BOND
Lord, Abbett & Co. LLC	TRILOGY EMERGING MARKETS EQUITY	GW&K MUNICIPAL ENHANCED YIELD
WEDGE Capital Management L.L.P.	TRILOGY INTERNATIONAL SMALL CAP	Gannett Welsh & Kotler, LLC
Next Century Growth Investors LLC	Trilogy Global Advisors, L.P.
RBC Global Asset Management (U.S.) Inc.		HIGH YIELD
	YACKTMAN FUND	J.P. Morgan Investment Management LLC
REAL ESTATE SECURITIES	YACKTMAN FOCUSED FUND
Urdang Securities Management, Inc.	Yacktman Asset Management L.P.	INTERMEDIATE DURATION GOVERNMENT
SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 4, 2012